                             [LOGO OF NATIONWIDE(R)]

                                  NATIONWIDE(R)
                                  VLI SEPARATE
                                    ACCOUNT-3

                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 2003


                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

APO-2413-12/03

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                             [LOGO OF NATIONWIDE(R)]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                              [PHOTO APPEARS HERE]

                               PRESIDENT'S MESSAGE

Nationwide Life Insurance Company is pleased to present the 2003 annual report of the Nationwide VLI Separate Account-3.

Equity investments turned-in an exemplary performance during 2003. Gains in the Dow Jones Industrial Average and the S&P 500 each surpassed 25% for the year. Meanwhile, the NASDAQ, with more ground to make-up, posted year-over-year performance of nearly 50%. Furthermore, this past year saw interest rates and inflation remain near historically low levels. And, the good news doesn't stop there; the last half of the year GDP growth chalked up statistics not seen in recent history. We believe the stage is set and should provide a rewarding 2004 for equity investors.

During 2003, we have watched with interest and a good deal of dismay the ongoing revelations of ethical lapses in the mutual fund industry. This has caused us to take a hard look at longstanding relationships we have had with some of these fund groups and to make changes where we believe it's in the best interest of our contract owners and participants. Nationwide has been in the financial services business for more than a quarter of a century and during this time we have endeavored to maintain the highest standards of ethics and integrity in all aspects of our personal and business conduct.

Thank you for your confidence and for selecting Nationwide to help you meet your retirement and financial planning objectives.

                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                February 12, 2004

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HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account-3. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-547-7548 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 30. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 26, provide further disclosures about the variable account and its underlying contract provisions.

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                        NATIONWIDE VLI SEPARATE ACCOUNT-3
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 2003

ASSETS:

  Investments at fair value:

    American Century VP Balanced Fund - Class I (ACVPBal)
      46,378 shares (cost $326,853) ......................................................    $     312,588

    American Century VP Capital Appreciation Fund - Class I (ACVPCapAp)
      12,489 shares (cost $135,241) ......................................................           88,920

    American Century VP Income & Growth Fund - Class I (ACVPIncGr)
      7,169 shares (cost $51,474) ........................................................           47,098

    American Century VP International Fund - Class I (ACVPInt)
      10,541 shares (cost $90,409) .......................................................           67,781

    American Century VP Ultra Fund - Class I (ACVPUltra)
      1,463 shares (cost $12,750) ........................................................           13,433

    American Century VP Value Fund - Class I (ACVPVal)
      20,933 shares (cost $143,034) ......................................................          163,068

    Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
      1,738 shares (cost $23,742) ........................................................           16,423

    Credit Suisse Trust - International Focus Portfolio (CSIntEq)
      3,766 shares (cost $42,448) ........................................................           33,326

    Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
      4,413 shares (cost $63,648) ........................................................           60,894

    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
      190 shares (cost $2,039) ...........................................................            2,492

    Dreyfus Socially Responsible Growth Fund, Inc.- Initial Shares (DrySRGro)
      5,987 shares (cost $206,248) .......................................................          142,421

    Dreyfus Stock Index Fund (DryStkIx)
      17,034 shares (cost $530,295) ......................................................          484,105

    Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
      2,635 shares (cost $92,082) ........................................................           90,690

    Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
      1,478 shares (cost $32,048) ........................................................           29,797

    Federated Quality Bond Fund II - Primary Shares (FedQualBd)
      653 shares (cost $7,555) ...........................................................            7,731

    Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
      17,134 shares (cost $399,696) ......................................................          397,159

    Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr)
      23,523 shares (cost $1,077,428) ....................................................          730,163

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-3

    Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI)
      9,330 shares (cost $78,715) ........................................................    $      64,846

    Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)
      3,779 shares (cost $64,348) ........................................................           58,912

    Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class (FidVIPAM)
      2,803 shares (cost $42,411) ........................................................           40,532

    Fidelity(R) VIP II - Contrafund Portfolio: Initial Class (FidVIPCon)
      23,283 shares (cost $551,444) ......................................................          538,534

    Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
      1,596 shares (cost $21,628) ........................................................           24,058

    Fidelity(R) VIP III - Value Strategies Portfolio: Service Class (FidVIPValStS)
      89 shares (cost $1,079) ............................................................            1,104

    Gartmore GVIT Global Financial Services Fund - Class I (GVITGIFin)
      68 shares (cost $747) ..............................................................              776

    Gartmore GVIT Global Health Sciences Fund - Class I (GVITGIHlth)
      399 shares (cost $4,145) ...........................................................            3,972

    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
      148,352 shares (cost $1,728,176) ...................................................        1,799,514

    Gartmore GVIT Growth Fund - Class I (GVITGrowth)
      327,006 shares (cost $5,471,647) ...................................................        3,263,524

    Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
      1,414 shares (cost $13,972) ........................................................           14,835

    Gartmore GVIT ID Conservative Fund (GVITIDCon)
      157 shares (cost $1,610) ...........................................................            1,623

    Gartmore GVIT ID Moderate Fund (GVITIDMod)
      8,579 shares (cost $81,611) ........................................................           90,419

    Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
      8,985 shares (cost $84,701) ........................................................           95,237

    Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
      15,081 shares (cost $139,834) ......................................................          158,047

    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
      877,569 shares (cost $877,569) .....................................................          877,569

    Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)
      684 shares (cost $7,055) ...........................................................            8,082

    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
      21,065 shares (cost $216,789) ......................................................          243,516

    Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
      10,986 shares (cost $221,717) ......................................................          238,720

    Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
      1,129,433 shares (cost $14,863,394) ................................................       11,599,281

    Gartmore GVIT U.S.Growth Leaders Fund - Class I (GVITUSGro)
      246 shares (cost $2,048) ...........................................................            2,646

    Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
      98,009 shares (cost $1,257,926) ....................................................    $     875,220

    Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
      13,208 shares (cost $161,422) ......................................................          137,624

    Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
      2,180 shares (cost $31,920) ........................................................           30,475

    Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
      1,075 shares (cost $14,491) ........................................................           14,185

    Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
      6,172 shares (cost $100,235) .......................................................           95,041

    Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
      2,787 shares (cost $30,771) ........................................................           31,824

    Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
      7,302 shares (cost $311,345) .......................................................          253,397

    Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
      6,126 shares (cost $135,488) .......................................................          153,633

    Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)
      2,956 shares (cost $43,365) ........................................................           47,053

    Strong Opportunity Fund II, Inc.(StOpp2)
      7,641 shares (cost $159,681) .......................................................          145,108

    Strong VIF - Strong Discovery Fund II (StDisc2)
      2,356 shares (cost $26,296) ........................................................           29,829

    Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
      1,267 shares (cost $14,648) ........................................................           16,862

    Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
      4,251 shares (cost $38,495) ........................................................           51,645

    Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
      772 shares (cost $8,863) ...........................................................           11,479

    Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
      2,554 shares (cost $18,552) ........................................................           23,084

    Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)
      6,064 shares (cost $73,824) ........................................................           94,470
                                                                                              -------------
        Total Investments ................................................................       23,824,765

  Accounts Receivable ....................................................................              171
                                                                                              -------------
        Total Assets .....................................................................       23,824,936

Accounts Payable .........................................................................                -
                                                                                              -------------
Contract Owners Equity (note 7) ..........................................................    $  23,824,936
                                                                                              =============

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003

                                                              Total            ACVPBal         ACVPCapAp         ACVPIncGr
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................   $       185,417             8,181                 -               506
  Mortality and expense risk charges (note 3) .......          (165,279)           (2,213)             (616)             (277)
                                                        ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ....................            20,138             5,968              (616)              229
                                                        ---------------   ---------------   ---------------   ---------------

  Proceeds from mutual fund shares sold .............         2,993,813            68,814            13,913             4,629
  Cost of mutual fund shares sold ...................        (4,085,860)          (85,092)          (39,506)           (6,263)
                                                        ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments .............        (1,092,047)          (16,278)          (25,593)           (1,634)
  Change in unrealized gain (loss)
   on investments ...................................         5,790,267            61,204            41,008            11,584
                                                        ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ..................         4,698,220            44,926            15,415             9,950
                                                        ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ..........................             3,704                 -                 -                 -
                                                        ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............   $     4,722,062            50,894            14,799            10,179
                                                        ===============   ===============   ===============   ===============

                                                             ACVPInt         ACVPUltra          ACVPVal           CSGPVen
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................               427                 -             1,441                 -
  Mortality and expense risk charges (note 3) .......              (432)              (17)             (938)              (88)
                                                        ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ....................                (5)              (17)              503               (88)
                                                        ---------------   ---------------   ---------------   ---------------

  Proceeds from mutual fund shares sold .............             5,264            11,331            12,919             1,470
  Cost of mutual fund shares sold ...................           (11,232)          (11,001)          (13,903)           (4,454)
                                                        ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments .............            (5,968)              330              (984)           (2,984)
  Change in unrealized gain (loss)
   on investments ...................................            18,626               702            35,879             7,902
                                                        ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ..................            12,658             1,032            34,895             4,918
                                                        ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ..........................                 -                 -                 -                 -
                                                        ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............            12,653             1,015            35,398             4,830
                                                        ===============   ===============   ===============   ===============

                                                             CSIntEq          CSSmCapGr       DrySmCapIxS         DrySRGro
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................   $           146                 -                 4               146
  Mortality and expense risk charges (note 3) .......              (195)             (468)              (13)           (1,028)
                                                        ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ....................               (49)             (468)               (9)             (882)
                                                        ---------------   ---------------   ---------------   ---------------

  Proceeds from mutual fund shares sold .............             5,295            28,413               918            26,507
  Cost of mutual fund shares sold ...................            (9,475)          (75,376)             (775)          (49,488)
                                                        ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments .............            (4,180)          (46,963)              143           (22,981)
  Change in unrealized gain (loss)
   on investments ...................................            12,668            72,449               449            53,793
                                                        ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ..................             8,488            25,486               592            30,812
                                                        ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ..........................                 -                 -                13                 -
                                                        ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............             8,439            25,018               596            29,930
                                                        ===============   ===============   ===============   ===============

                                                            DryStkIx         DryVIFApp        DryVIFGrInc        FedQualBd
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................             6,541             1,151               216               231
  Mortality and expense risk charges (note 3) .......            (3,408)             (557)             (202)              (57)
                                                        ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ....................             3,133               594                14               174
                                                        ---------------   ---------------   ---------------   ---------------

  Proceeds from mutual fund shares sold .............           155,092             2,226             1,632               957
  Cost of mutual fund shares sold ...................          (215,611)           (2,771)           (2,105)             (909)
                                                        ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments .............           (60,519)             (545)             (473)               48
  Change in unrealized gain (loss)
   on investments ...................................           170,887            15,355             6,523                31
                                                        ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ..................           110,368            14,810             6,050                79
                                                        ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ..........................                 -                 -                 -                 -
                                                        ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............           113,501            15,404             6,064               253
                                                        ===============   ===============   ===============   ===============

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NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                           FidVIPEI           FidVIPGr          FidVIPHI          FidVIPOv
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................   $         6,240             1,986             4,067               334
  Mortality and expense risk charges (note 3) .......            (2,465)           (5,395)             (428)             (306)
                                                        ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ....................             3,775            (3,409)            3,639                28
                                                        ---------------   ---------------   ---------------   ---------------

  Proceeds from mutual fund shares sold .............            34,245           171,622             7,261             3,380
  Cost of mutual fund shares sold ...................           (42,684)         (305,272)          (12,489)           (7,150)
                                                        ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments .............            (8,439)         (133,650)           (5,228)           (3,770)
  Change in unrealized gain (loss)
   on investments ...................................            95,452           338,181            15,036            19,629
                                                        ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ..................            87,013           204,531             9,808            15,859
                                                        ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ..........................                 -                 -                 -                 -
                                                        ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............   $        90,788           201,122            13,447            15,887
                                                        ===============   ===============   ===============   ===============

                                                            FidVIPAM         FidVIPCon         FidVIPGrOp       FidVIPValStS
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................             1,646             2,893                66                 -
  Mortality and expense risk charges (note 3) .......              (297)           (4,172)              (83)                -
                                                        ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ....................             1,349            (1,279)              (17)                -
                                                        ---------------   ---------------   ---------------   ---------------

  Proceeds from mutual fund shares sold .............            11,251           263,825            13,166                 -
  Cost of mutual fund shares sold ...................           (14,171)         (281,468)          (17,160)                -
                                                        ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments .............            (2,920)          (17,643)           (3,994)                -
  Change in unrealized gain (loss)
   on investments ...................................             8,360           160,942             7,821                25
                                                        ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ..................             5,440           143,299             3,827                25
                                                        ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ..........................                 -                 -                 -                 7
                                                        ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............             6,789           142,020             3,810                32
                                                        ===============   ===============   ===============   ===============

                                                           GVITGIFin         GVITGIHlth        GVITGvtBd         GVITGrowth
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................   $             3                 -            58,491               582
  Mortality and expense risk charges (note 3) .......                (2)              (21)          (14,457)          (21,224)
                                                        ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ....................                 1               (21)           44,034           (20,642)
                                                        ---------------   ---------------   ---------------   ---------------

  Proceeds from mutual fund shares sold .............                 2             2,606           363,403           249,529
  Cost of mutual fund shares sold ...................                (2)           (2,514)         (343,265)         (344,017)
                                                        ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments .............                 -                92            20,138           (94,488)
  Change in unrealized gain (loss)
   on investments ...................................                29                33           (44,683)          896,644
                                                        ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ..................                29               125           (24,545)          802,156
                                                        ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ..........................                73               436             2,533                 -
                                                        ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............   $           103               540            22,022           781,514
                                                        ===============   ===============   ===============   ===============

                                                           GVITIDAgg         GVITIDCon         GVITIDMod        GVITIDModAgg
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................                94               519               864               691
  Mortality and expense risk charges (note 3) .......               (36)             (123)             (286)             (342)
                                                        ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ....................                58               396               578               349
                                                        ---------------   ---------------   ---------------   ---------------

  Proceeds from mutual fund shares sold .............                38            32,312             4,140            30,888
  Cost of mutual fund shares sold ...................               (43)          (30,632)           (4,184)          (37,321)
                                                        ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments .............                (5)            1,680               (44)           (6,433)
  Change in unrealized gain (loss)
   on investments ...................................             1,283                14             8,866            16,535
                                                        ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ..................             1,278             1,694             8,822            10,102
                                                        ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ..........................               164                10                34                 -
                                                        ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............             1,500             2,100             9,434            10,451
                                                        ===============   ===============   ===============   ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                          GVITIDModCon       GVITMyMkt          GVITLead        GVITSmCapVal
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................   $         3,183             5,255                 1                 1
  Mortality and expense risk charges (note 3) .......            (1,149)           (6,322)              (30)           (1,395)
                                                        ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ....................             2,034            (1,067)              (29)           (1,394)
                                                        ---------------   ---------------   ---------------   ---------------

  Proceeds from mutual fund shares sold .............             8,501            36,100               324            33,247
  Cost of mutual fund shares sold ...................            (8,423)          (36,100)             (283)          (42,122)
                                                        ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments .............                78                 -                41            (8,875)
  Change in unrealized gain (loss)
   on investments ...................................            15,864                 -             1,027            96,564
                                                        ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ..................            15,942                 -             1,068            87,689
                                                        ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ..........................               258                 -                 -                 -
                                                        ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............   $        18,234            (1,067)            1,039            86,295
                                                        ===============   ===============   ===============   ===============

                                                           GVITSmComp        GVITTotRt         GVITUSGro          NBAMTBal
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................                 -            58,401                 -            14,901
  Mortality and expense risk charges (note 3) .......            (1,590)          (80,371)              (18)           (6,449)
                                                        ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ....................            (1,590)          (21,970)              (18)            8,452
                                                        ---------------   ---------------   ---------------   ---------------

  Proceeds from mutual fund shares sold .............            29,051           903,483             1,670           131,856
  Cost of mutual fund shares sold ...................           (39,498)       (1,170,555)           (1,513)         (253,609)
                                                        ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments .............           (10,447)         (267,072)              157          (121,753)
  Change in unrealized gain (loss)
   on investments ...................................            84,535         2,781,571               637           235,722
                                                        ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ..................            74,088         2,514,499               794           113,969
                                                        ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ..........................                 -                 -               176                 -
                                                        ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............            72,498         2,492,529               952           122,421
                                                        ===============   ===============   ===============   ===============

                                                            NBAMTGro         NBAMTGuard        NBAMTLMat         NBAMTPart
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................   $             -               233               637                 -
  Mortality and expense risk charges (note 3) .......              (941)             (196)              (89)             (647)
                                                        ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ....................              (941)               37               548              (647)
                                                        ---------------   ---------------   ---------------   ---------------

  Proceeds from mutual fund shares sold .............            32,169               806             1,641            21,134
  Cost of mutual fund shares sold ...................          (138,347)             (937)           (1,578)          (29,935)
                                                        ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments .............          (106,178)             (131)               63            (8,801)
  Change in unrealized gain (loss)
   on investments ...................................           141,127             7,140              (455)           36,825
                                                        ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ..................            34,949             7,009              (392)           28,024
                                                        ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ..........................                 -                 -                 -                 -
                                                        ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............   $        34,008             7,046               156            27,377
                                                        ===============   ===============   ===============   ===============

                                                            OppBdFd           OppCapAp          OppGlSec         OppMultStr
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................             1,064               941             1,329             1,300
  Mortality and expense risk charges (note 3) .......              (198)           (1,835)           (1,005)             (308)
                                                        ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ....................               866              (894)              324               992
                                                        ---------------   ---------------   ---------------   ---------------

  Proceeds from mutual fund shares sold .............             2,559            57,287            73,765            10,347
  Cost of mutual fund shares sold ...................            (2,568)          (99,975)         (124,715)          (12,414)
                                                        ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments .............                (9)          (42,688)          (50,950)           (2,067)
  Change in unrealized gain (loss)
   on investments ...................................               338           106,545           100,368            10,558
                                                        ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ..................               329            63,857            49,418             8,491
                                                        ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ..........................                 -                 -                 -                 -
                                                        ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............             1,195            62,963            49,742             9,483
                                                        ===============   ===============   ===============   ===============

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                             StOpp2           StDisc2          StIntStk2          VEWrldBd
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................   $            97                 -               191               325
  Mortality and expense risk charges (note 3) .......              (994)             (224)              (15)             (189)
                                                        ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ....................              (897)             (224)              176               136
                                                        ---------------   ---------------   ---------------   ---------------

  Proceeds from mutual fund shares sold .............            25,741            14,055            11,588            16,092
  Cost of mutual fund shares sold ...................           (36,116)          (14,379)          (28,028)          (14,017)
                                                        ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments .............           (10,375)             (324)          (16,440)            2,075
  Change in unrealized gain (loss) on investments ...            51,906            10,368            15,762               981
                                                        ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ..................            41,531            10,044              (678)            3,056
                                                        ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ..........................                 -                 -                 -                 -
                                                        ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............   $        40,634             9,820              (502)            3,192
                                                        ===============   ===============   ===============   ===============

                                                           VEWrldEMkt        VEWrldHAs          VKEmMkt         VKUSRealEst
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................                53                39                 -                 -
  Mortality and expense risk charges (note 3) .......              (323)              (70)             (162)             (613)
                                                        ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ....................              (270)              (31)             (162)             (613)
                                                        ---------------   ---------------   ---------------   ---------------

  Proceeds from mutual fund shares sold .............            13,080             1,026             7,338            33,905
  Cost of mutual fund shares sold ...................           (21,708)           (1,001)           (6,658)          (31,048)
                                                        ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments .............            (8,628)               25               680             2,857
  Change in unrealized gain (loss) on investments ...            27,800             3,571             4,452            23,834
                                                        ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ..................            19,172             3,596             5,132            26,691
                                                        ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ..........................                 -                 -                 -                 -
                                                        ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............            18,902             3,565             4,970            26,078
                                                        ===============   ===============   ===============   ===============

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                      Total                              ACVPBal
                                                        ---------------------------------   ---------------------------------
                                                              2003              2002              2003              2002
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $        20,138            83,647             5,968             6,328
  Realized gain (loss) on investments ...............        (1,092,047)         (566,989)          (16,278)           (8,097)
  Change in unrealized gain (loss) on investments ...         5,790,267        (4,034,682)           61,204           (34,193)
  Reinvested capital gains ..........................             3,704            39,664                 -                 -
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............         4,722,062        (4,478,360)           50,894           (35,962)
                                                        ---------------   ---------------   ---------------   ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 6) .........................................         2,624,260         2,942,034            39,232            44,252
  Transfers between funds ...........................                 -                 -            (1,746)              911
  Surrenders (note 6) ...............................        (2,216,770)       (1,024,687)          (44,184)          (13,118)
  Death benefits (note 4) ...........................          (192,735)         (133,875)           (1,267)           (1,709)
  Net policy repayments (loans) (note 5) ............           545,987            75,953             6,206            (4,216)
  Deductions for surrender charges (note 2d) ........           (10,020)          (34,678)             (200)             (450)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) .........        (2,099,176)       (2,137,394)          (36,095)          (37,232)
                                                        ---------------   ---------------   ---------------   ---------------
      Net equity transactions .......................        (1,348,454)         (312,647)          (38,054)          (11,562)
                                                        ---------------   ---------------   ---------------   ---------------

Net change in contract owners' equity ...............         3,373,608        (4,791,007)           12,840           (47,524)
Contract owners' equity beginning of period .........        20,451,328        25,242,335           299,738           347,262
                                                        ---------------   ---------------   ---------------   ---------------
Contract owners' equity end of period ...............   $    23,824,936        20,451,328           312,578           299,738
                                                        ===============   ===============   ===============   ===============

CHANGES IN UNITS:
  Beginning units ...................................         1,158,106         1,062,689            18,887            17,814
                                                        ---------------   ---------------   ---------------   ---------------
  Units purchased ...................................           708,043           353,559            11,070             6,503
  Units redeemed ....................................          (504,165)         (258,142)          (10,862)           (5,430)
                                                        ---------------   ---------------   ---------------   ---------------
  Ending units ......................................         1,361,984         1,158,106            19,095            18,887
                                                        ===============   ===============   ===============   ===============

                                                                    ACVPCapAp                           ACVPIncGr
                                                        ---------------------------------   ---------------------------------
                                                              2003              2002              2003              2002
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................              (616)             (726)              229               120
  Realized gain (loss) on investments ...............           (25,593)          (10,886)           (1,634)             (726)
  Change in unrealized gain (loss) on investments ...            41,008           (10,980)           11,584            (8,323)
  Reinvested capital gains ..........................                 -                 -                 -                 -
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............            14,799           (22,592)           10,179            (8,929)
                                                        ---------------   ---------------   ---------------   ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 6) .........................................             9,536            14,545             4,764             4,842
  Transfers between funds ...........................            (2,178)            1,384               730              (372)
  Surrenders (note 6) ...............................           (10,615)           (1,126)                -              (230)
  Death benefits (note 4) ...........................                 -                 -                 -                 -
  Net policy repayments (loans) (note 5) ............             2,643            (3,517)              229               114
  Deductions for surrender charges (note 2d) ........               (48)              (39)                -                (8)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) .........            (7,060)           (7,436)           (4,439)           (4,199)
                                                        ---------------   ---------------   ---------------   ---------------
      Net equity transactions .......................            (7,722)            3,811             1,284               147
                                                        ---------------   ---------------   ---------------   ---------------

Net change in contract owners' equity ...............             7,077           (18,781)           11,463            (8,782)
Contract owners' equity beginning of period .........            81,840           100,621            35,634            44,416
                                                        ---------------   ---------------   ---------------   ---------------
Contract owners' equity end of period ...............            88,917            81,840            47,097            35,634
                                                        ===============   ===============   ===============   ===============

CHANGES IN UNITS:
  Beginning units ...................................             6,451             5,594             4,351             4,332
                                                        ---------------   ---------------   ---------------   ---------------
  Units purchased ...................................             2,040             2,444             1,841             1,357
  Units redeemed ....................................            (2,038)           (1,587)           (1,707)           (1,338)
                                                        ---------------   ---------------   ---------------   ---------------
  Ending units ......................................             6,453             6,451             4,485             4,351
                                                        ===============   ===============   ===============   ===============

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     ACVPInt                            ACVPUltra
                                                        ---------------------------------   ---------------------------------
                                                              2003             2002               2003              2002
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $            (5)              (25)              (17)                -
  Realized gain (loss) on investments ...............            (5,968)           (4,009)              330                 -
  Change in unrealized gain (loss) on investments ...            18,626           (10,044)              702               (19)
  Reinvested capital gains ..........................                 -                 -                 -                 -
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............            12,653           (14,078)            1,015               (19)
                                                        ---------------   ---------------   ---------------   ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 6) .........................................             9,858            13,052               602                 -
  Transfers between funds ...........................            (2,954)           (1,536)           12,192               134
  Surrenders (note 6) ...............................              (306)              (88)                -                 -
  Death benefits (note 4) ...........................                 -                 -                 -                 -
  Net policy repayments (loans) (note 5) ............              (567)             (115)              (69)                -
  Deductions for surrender charges (note 2d) ........                (1)               (3)                -                 -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) .........            (5,552)           (6,431)             (419)               (3)
                                                        ---------------   ---------------   ---------------   ---------------
      Net equity transactions .......................               478             4,879            12,306               131
                                                        ---------------   ---------------   ---------------   ---------------

Net change in contract owners' equity ...............            13,131            (9,199)           13,321               112
Contract owners' equity beginning of period .........            54,653            63,852               112                 -
                                                        ---------------   ---------------   ---------------   ---------------
Contract owners' equity end of period ...............   $        67,784            54,653            13,433               112
                                                        ===============   ===============   ===============   ===============

CHANGES IN UNITS:
  Beginning units ...................................             4,448             4,105                14                 -
                                                        ---------------   ---------------   ---------------   ---------------
  Units purchased ...................................             4,506             1,046             2,660                15
  Units redeemed ....................................            (3,225)             (703)           (1,309)               (1)
                                                        ---------------   ---------------   ---------------   ---------------
  Ending units ......................................             5,729             4,448             1,365                14
                                                        ===============   ===============   ===============   ===============

                                                                     ACVPVal                             CSGPVen
                                                        ---------------------------------   ---------------------------------
                                                             2003               2002              2003             2002
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................               503                 8               (88)              (88)
  Realized gain (loss) on investments ...............              (984)             (312)           (2,984)             (725)
  Change in unrealized gain (loss) on investments ...            35,879           (22,406)            7,902            (3,867)
  Reinvested capital gains ..........................                 -             5,868                 -                 -
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............            35,398           (16,842)            4,830            (4,680)
                                                        ---------------   ---------------   ---------------   ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 6) .........................................            12,587            14,393             2,463             2,703
  Transfers between funds ...........................             2,925            35,185             1,526                 -
  Surrenders (note 6) ...............................            (8,683)           (1,638)             (959)                -
  Death benefits (note 4) ...........................                 -                 -                 -                 -
  Net policy repayments (loans) (note 5) ............             2,515              (128)               56                17
  Deductions for surrender charges (note 2d) ........               (39)              (56)               (4)                -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) .........            (8,739)           (7,370)           (1,133)           (1,042)
                                                        ---------------   ---------------   ---------------   ---------------
      Net equity transactions .......................               566            40,386             1,949             1,678
                                                        ---------------   ---------------   ---------------   ---------------

Net change in contract owners' equity ...............            35,964            23,544             6,779            (3,002)
Contract owners' equity beginning of period .........           127,099           103,555             9,643            12,645
                                                        ---------------   ---------------   ---------------   ---------------
Contract owners' equity end of period ...............           163,063           127,099            16,422             9,643
                                                        ===============   ===============   ===============   ===============

CHANGES IN UNITS:
  Beginning units ...................................             9,786             6,084             1,324             1,134
                                                        ---------------   ---------------   ---------------   ---------------
  Units purchased ...................................             6,982             4,277             1,172               311
  Units redeemed ....................................            (4,479)             (575)             (915)             (121)
                                                        ---------------   ---------------   ---------------   ---------------
  Ending units ......................................            12,289             9,786             1,581             1,324
                                                        ===============   ===============   ===============   ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     CSIntEq                            CSSmCapGr
                                                        ---------------------------------   ---------------------------------
                                                              2003              2002              2003              2002
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $           (49)             (217)             (468)             (533)
  Realized gain (loss) on investments ...............            (4,180)           (1,172)          (46,963)          (13,240)
  Change in unrealized gain (loss) on investments ...            12,668            (5,169)           72,449           (15,360)
  Reinvested capital gains ..........................                 -                 -                 -                 -
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............             8,439            (6,558)           25,018           (29,133)
                                                        ---------------   ---------------   ---------------   ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 6) .........................................             5,369             6,889            10,782            13,858
  Transfers between funds ...........................                 -                 -           (19,537)             (489)
  Surrenders (note 6) ...............................            (3,513)          (13,825)           (4,906)          (10,402)
  Death benefits (note 4) ...........................                 -                 -                 -                 -
  Net policy repayments (loans) (note 5) ............               (78)           12,738               481             7,309
  Deductions for surrender charges (note 2d) ........               (16)                -               (22)             (357)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) .........            (2,879)           (3,068)           (7,714)           (7,931)
                                                        ---------------   ---------------   ---------------   ---------------
      Net equity transactions .......................            (1,117)            2,734           (20,916)            1,988
                                                        ---------------   ---------------   ---------------   ---------------

Net change in contract owners' equity ...............             7,322            (3,824)            4,102           (27,145)
Contract owners' equity beginning of period .........            25,996            29,820            56,794            83,939
                                                        ---------------   ---------------   ---------------   ---------------
Contract owners' equity end of period ...............   $        33,318            25,996            60,896            56,794
                                                        ===============   ===============   ===============   ===============

CHANGES IN UNITS:
  Beginning units ...................................             3,276             2,925             5,028             4,749
                                                        ---------------   ---------------   ---------------   ---------------
  Units purchased ...................................             1,194             1,885             2,243             1,596
  Units redeemed ....................................            (1,250)           (1,534)           (3,120)           (1,317)
                                                        ---------------   ---------------   ---------------   ---------------
  Ending units ......................................             3,220             3,276             4,151             5,028
                                                        ===============   ===============   ===============   ===============

                                                                   DrySmCapIxS                          DrySRGro
                                                        ---------------------------------   ---------------------------------
                                                              2003              2002              2003              2002
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................                (9)                1              (882)             (897)
  Realized gain (loss) on investments ...............               143                 -           (22,981)          (13,528)
  Change in unrealized gain (loss) on investments ...               449                 5            53,793           (40,084)
  Reinvested capital gains ..........................                13                 -                 -                 -
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............               596                 6            29,930           (54,509)
                                                        ---------------   ---------------   ---------------   ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 6) .........................................             1,209                 -            16,850            24,799
  Transfers between funds ...........................               (38)            1,102           (15,909)          (13,677)
  Surrenders (note 6) ...............................                 -                 -           (16,618)           (3,838)
  Death benefits (note 4) ...........................                 -                 -                 -                 -
  Net policy repayments (loans) (note 5) ............              (264)                -             8,931            (1,079)
  Deductions for surrender charges (note 2d) ........                 -                 -               (75)             (132)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) .........              (116)               (1)          (11,518)          (12,227)
                                                        ---------------   ---------------   ---------------   ---------------
      Net equity transactions .......................               791             1,101           (18,339)           (6,154)
                                                        ---------------   ---------------   ---------------   ---------------

Net change in contract owners' equity ...............             1,387             1,107            11,591           (60,663)
Contract owners' equity beginning of period .........             1,107                 -           130,836           191,499
                                                        ---------------   ---------------   ---------------   ---------------
Contract owners' equity end of period ...............             2,494             1,107           142,427           130,836
                                                        ===============   ===============   ===============   ===============

CHANGES IN UNITS:
  Beginning units ...................................               145                 -             7,893             7,729
                                                        ---------------   ---------------   ---------------   ---------------
  Units purchased ...................................               134               145             2,617             2,030
  Units redeemed ....................................               (40)                -            (2,697)           (1,866)
                                                        ---------------   ---------------   ---------------   ---------------
  Ending units ......................................               239               145             7,813             7,893
                                                        ===============   ===============   ===============   ===============

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     DryStkIx                           DryVIFApp
                                                        ---------------------------------   ---------------------------------
                                                              2003              2002              2003              2002
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $         3,133             2,867               594               247
  Realized gain (loss) on investments ...............           (60,519)           (8,123)             (545)             (267)
  Change in unrealized gain (loss) on investments ...           170,887          (126,001)           15,355           (12,218)
  Reinvested capital gains ..........................                 -                 -                 -                 -
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............           113,501          (131,257)           15,404           (12,238)
                                                        ---------------   ---------------   ---------------   ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 6) .........................................            72,906            99,469             8,039             5,037
  Transfers between funds ...........................            (2,044)          (11,512)           14,148            11,219
  Surrenders (note 6) ...............................          (199,509)          (23,088)             (363)                1
  Death benefits (note 4) ...........................                 -                 -                 -                 -
  Net policy repayments (loans) (note 5) ............            83,064            10,427               223               203
  Deductions for surrender charges (note 2d) ........              (902)             (792)               (2)                -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) .........           (38,636)          (41,626)           (6,681)           (3,858)
                                                        ---------------   ---------------   ---------------   ---------------
      Net equity transactions .......................           (85,121)           32,878            15,364            12,602
                                                        ---------------   ---------------   ---------------   ---------------

Net change in contract owners' equity ...............            28,380           (98,379)           30,768               364
Contract owners' equity beginning of period .........           455,733           554,112            59,921            59,557
                                                        ---------------   ---------------   ---------------   ---------------
Contract owners' equity end of period ...............   $       484,113           455,733            90,689            59,921
                                                        ===============   ===============   ===============   ===============

CHANGES IN UNITS:
  Beginning units ...................................            24,475            21,028             5,643             4,603
                                                        ---------------   ---------------   ---------------   ---------------
  Units purchased ...................................            18,717             8,125             3,964             1,382
  Units redeemed ....................................           (14,577)           (4,678)           (1,800)             (342)
                                                        ---------------   ---------------   ---------------   ---------------
  Ending units ......................................            28,615            24,475             7,807             5,643
                                                        ===============   ===============   ===============   ===============

                                                                   DryVIFGrInc                          FedQualBd
                                                        ---------------------------------   ---------------------------------
                                                              2003              2002              2003              2002
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................                14               (47)              174                (9)
  Realized gain (loss) on investments ...............              (473)             (809)               48                 1
  Change in unrealized gain (loss) on investments ...             6,523            (7,198)               31               145
  Reinvested capital gains ..........................                 -                 -                 -                 -
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............             6,064            (8,054)              253               137
                                                        ---------------   ---------------   ---------------   ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 6) .........................................             3,208             3,654               425               284
  Transfers between funds ...........................                 -               694             4,503             3,537
  Surrenders (note 6) ...............................                 -                 -              (580)                -
  Death benefits (note 4) ...........................                 -                 -                 -                 -
  Net policy repayments (loans) (note 5) ............               186              (339)                -                 -
  Deductions for surrender charges (note 2d) ........                 -                 -                (3)                -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) .........            (2,894)           (2,859)             (786)              (43)
                                                        ---------------   ---------------   ---------------   ---------------
      Net equity transactions .......................               500             1,150             3,559             3,778
                                                        ---------------   ---------------   ---------------   ---------------

Net change in contract owners' equity ...............             6,564            (6,904)            3,812             3,915
Contract owners' equity beginning of period .........            23,228            30,132             3,915                 -
                                                        ---------------   ---------------   ---------------   ---------------
Contract owners' equity end of period ...............            29,792            23,228             7,727             3,915
                                                        ===============   ===============   ===============   ===============

CHANGES IN UNITS:
  Beginning units ...................................             2,407             2,282               365                 -
                                                        ---------------   ---------------   ---------------   ---------------
  Units purchased ...................................               356               504               400               369
  Units redeemed ....................................              (305)             (379)              (71)               (4)
                                                        ---------------   ---------------   ---------------   ---------------
  Ending units ......................................             2,458             2,407               694               365
                                                        ===============   ===============   ===============   ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     FidVIPEI                            FidVIPGr
                                                        ---------------------------------   ---------------------------------
                                                              2003              2002              2003             2002
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $         3,775             2,993            (3,409)           (4,446)
  Realized gain (loss) on investments ...............            (8,439)           (1,230)         (133,650)          (63,731)
  Change in unrealized gain (loss) on investments ...            95,452           (78,764)          338,181          (241,466)
  Reinvested capital gains ..........................                 -             7,826                 -                 -
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............            90,788           (69,175)          201,122          (309,643)
                                                        ---------------   ---------------   ---------------   ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 6) .........................            31,284            30,536            75,893            85,738
  Transfers between funds ...........................              (757)           33,045           (11,360)          (43,849)
  Surrenders (note 6) ...............................           (17,142)             (881)         (177,427)          (30,102)
  Death benefits (note 4) ...........................                 -                 -                 -                 -
  Net policy repayments (loans) (note 5) ............             3,137            (1,039)           51,015            12,577
  Deductions for surrender charges (note 2d) ........               (77)              (30)             (802)           (1,033)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) .........           (36,421)          (33,004)          (71,668)          (74,326)
                                                        ---------------   ---------------   ---------------   ---------------
      Net equity transactions .......................           (19,976)           28,627          (134,349)          (50,995)
                                                        ---------------   ---------------   ---------------   ---------------

Net change in contract owners' equity ...............            70,812           (40,548)           66,773          (360,638)
Contract owners' equity beginning of period .........           326,360           366,908           663,395         1,024,033
                                                        ---------------   ---------------   ---------------   ---------------
Contract owners' equity end of period ...............   $       397,172           326,360           730,168           663,395
                                                        ===============   ===============   ===============   ===============

CHANGES IN UNITS:
  Beginning units ...................................            14,448             9,677            27,394            25,393
                                                        ---------------   ---------------   ---------------   ---------------
  Units purchased ...................................            18,124             6,474            22,907             8,137
  Units redeemed ....................................            (6,781)           (1,703)          (12,624)           (6,136)
                                                        ---------------   ---------------   ---------------   ---------------
  Ending units ......................................            25,791            14,448            37,677            27,394
                                                        ===============   ===============   ===============   ===============

                                                                     FidVIPHI                            FidVIPOv
                                                        ---------------------------------   ---------------------------------
                                                              2003              2002              2003              2002
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................             3,639             5,007                28               (27)
  Realized gain (loss) on investments ...............            (5,228)           (5,923)           (3,770)          (10,060)
  Change in unrealized gain (loss) on investments ...            15,036             2,173            19,629              (105)
  Reinvested capital gains ..........................                 -                 -                 -                 -
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............            13,447             1,257            15,887           (10,192)
                                                        ---------------   ---------------   ---------------   ---------------

  EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 6) .........................             9,136             3,743             3,046             4,667
  Transfers between funds ...........................                 -            (1,044)            7,068             6,077
  Surrenders (note 6) ...............................            (2,938)             (965)           (1,436)                -
  Death benefits (note 4) ...........................                 -                 -                 -                 -
  Net policy repayments (loans) (note 5) ............              (563)             (110)               91              (107)
  Deductions for surrender charges (note 2d) ........               (13)              (33)               (6)                -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) .........            (4,665)           (3,996)           (3,254)           (3,044)
                                                        ---------------   ---------------   ---------------   ---------------
    Net equity transactions .........................               957            (2,405)            5,509             7,593
                                                        ---------------   ---------------   ---------------   ---------------

Net change in contract owners' equity ...............            14,404            (1,148)           21,396            (2,599)
Contract owners' equity beginning of period .........            50,440            51,588            37,523            40,122
                                                        ---------------   ---------------   ---------------   ---------------
Contract owners' equity end of period ...............            64,844            50,440            58,919            37,523
                                                        ===============   ===============   ===============   ===============

CHANGES IN UNITS:
  Beginning units ...................................             3,072             2,732             3,278             2,382
                                                        ---------------   ---------------   ---------------   ---------------
  Units purchased ...................................               913             1,222               719             1,434
  Units redeemed ....................................              (613)             (882)             (326)             (538)
                                                        ---------------   ---------------   ---------------   ---------------
  Ending units ......................................             3,372             3,072             3,671             3,278
                                                        ===============   ===============   ===============   ===============

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     FidVIPAM                           FidVIPCon
                                                        ---------------------------------   ---------------------------------
                                                              2003              2002              2003              2002
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $         1,349             2,470            (1,279)              331
  Realized gain (loss) on investments ...............            (2,920)           (7,767)          (17,643)            5,990
  Change in unrealized gain (loss) on investments ...             8,360              (151)          160,942           (71,176)
  Reinvested capital gains ..........................                 -                 -                 -                 -
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............             6,789            (5,448)          142,020           (64,855)
                                                        ---------------   ---------------   ---------------   ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 6) .........................               768               933            29,184            35,762
  Transfers between funds ...........................                 -           (26,352)           32,954            (4,807)
  Surrenders (note 6) ...............................                 -              (852)         (213,202)          (24,625)
  Death benefits (note 4) ...........................                 -                 -                 -                 -
  Net policy repayments (loans) (note 5) ............            (7,187)              (56)           (3,251)           13,450
  Deductions for surrender charges (note 2d) ........                 -               (29)             (964)             (845)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) .........            (3,917)           (3,887)          (32,704)          (30,484)
                                                        ---------------   ---------------   ---------------   ---------------
      Net equity transactions .......................           (10,336)          (30,243)         (187,983)          (11,549)
                                                        ---------------   ---------------   ---------------   ---------------

Net change in contract owners' equity ...............            (3,547)          (35,691)          (45,963)          (76,404)
Contract owners' equity beginning of period .........            44,083            79,774           584,508           660,912
                                                        ---------------   ---------------   ---------------   ---------------
Contract owners' equity end of period ...............   $        40,536            44,083           538,545           584,508
                                                        ===============   ===============   ===============   ===============

CHANGES IN UNITS:
  Beginning units ...................................             2,019             3,216            34,909            31,348
                                                        ---------------   ---------------   ---------------   ---------------
  Units purchased ...................................             3,943               180            17,645             9,425
  Units redeemed ....................................            (2,555)           (1,377)          (19,872)           (5,864)
                                                        ---------------   ---------------   ---------------   ---------------
  Ending units ......................................             3,407             2,019            32,682            34,909
                                                        ===============   ===============   ===============   ===============

                                                                    FidVIPGrOp                         FidVIPValStS
                                                        ---------------------------------   ---------------------------------
                                                              2003              2002              2003             2002
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................               (17)               24                 -                 -
  Realized gain (loss) on investments ...............            (3,994)             (205)                -                 -
  Change in unrealized gain (loss) on investments ...             7,821            (2,307)               25                 -
  Reinvested capital gains ..........................                 -                 -                 7                 -
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............             3,810            (2,488)               32                 -
                                                        ---------------   ---------------   ---------------   ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 6) .........................             2,338             1,882                19                 -
  Transfers between funds ...........................            12,192                 -             1,063                 -
  Surrenders (note 6) ...............................            (5,072)                -                 -                 -
  Death benefits (note 4) ...........................                 -                 -                 -                 -
  Net policy repayments (loans) (note 5) ............             3,469                30                 -                 -
  Deductions for surrender charges (note 2d) ........               (23)                -                 -                 -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) .........            (1,571)           (1,251)              (15)                -
                                                        ---------------   ---------------   ---------------   ---------------
      Net equity transactions .......................            11,333               661             1,067                 -
                                                        ---------------   ---------------   ---------------   ---------------

Net change in contract owners' equity ...............            15,143            (1,827)            1,099                 -
Contract owners' equity beginning of period .........             8,919            10,746                 -                 -
                                                        ---------------   ---------------   ---------------   ---------------
Contract owners' equity end of period ...............            24,062             8,919             1,099                 -
                                                        ===============   ===============   ===============   ===============

CHANGES IN UNITS:
  Beginning units ...................................             1,163             1,098                 -                 -
                                                        ---------------   ---------------   ---------------   ---------------
  Units purchased ...................................             2,796               445                95                 -
  Units redeemed ....................................            (1,600)             (380)               (1)                -
                                                        ---------------   ---------------   ---------------   ---------------
  Ending units ......................................             2,359             1,163                94                 -
                                                        ===============   ===============   ===============   ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    GVITGIFin                           GVITGIHlth
                                                        ---------------------------------   ---------------------------------
                                                              2003              2002              2003              2002
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $             1                 -               (21)               (9)
  Realized gain (loss) on investments ...............                 -                 -                92                (1)
  Change in unrealized gain (loss) on investments ...                29                 -                33              (206)
  Reinvested capital gains ..........................                73                 -               436                 -
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............               103                 -               540              (216)
                                                        ---------------   ---------------   ---------------   ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 6) .........................               690                 -             1,129               659
  Transfers between funds ...........................                 -                 -             3,326             1,992
  Surrenders (note 6) ...............................                 -                 -                 -                 -
  Death benefits (note 4) ...........................                 -                 -                 -                 -
  Net policy repayments (loans) (note 5) ............                 -                 -            (1,569)               49
  Deductions for surrender charges (note 2d) ........                 -                 -                 -                 -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) .........               (19)                -            (1,612)             (327)
                                                        ---------------   ---------------   ---------------   ---------------
      Net equity transactions .......................               671                 -             1,274             2,373
                                                        ---------------   ---------------   ---------------   ---------------

Net change in contract owners' equity ...............               774                 -             1,814             2,157
Contract owners' equity beginning of period .........                 -                 -             2,157                 -
                                                        ---------------   ---------------   ---------------   ---------------
Contract owners' equity end of period ...............   $           774                 -             3,971             2,157
                                                        ===============   ===============   ===============   ===============

CHANGES IN UNITS:
  Beginning units ...................................                 -                 -               260                 -
                                                        ---------------   ---------------   ---------------   ---------------
  Units purchased ...................................                66                 -               493               338
  Units redeemed ....................................                (2)                -              (400)              (78)
                                                        ---------------   ---------------   ---------------   ---------------
  Ending units ......................................                64                 -               353               260
                                                        ===============   ===============   ===============   ===============

                                                                    GVITGvtBd                           GVITGrowth
                                                        ---------------------------------   ---------------------------------
                                                             2003              2002              2003              2002
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................            44,034            68,743           (20,642)          (23,686)
  Realized gain (loss) on investments ...............            20,138            20,453           (94,488)          (44,806)
  Change in unrealized gain (loss) on investments ...           (44,683)           77,900           896,644          (975,420)
  Reinvested capital gains ..........................             2,533            15,394                 -                 -
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............            22,022           182,490           781,514        (1,043,912)
                                                        ---------------   ---------------   ---------------   ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 6) .........................           179,330           203,490           513,430           579,827
  Transfers between funds ...........................           (24,999)          (22,282)          (82,528)          (65,233)
  Surrenders (note 6) ...............................          (200,708)          (64,414)         (240,223)         (115,797)
  Death benefits (note 4) ...........................            (2,024)          (18,620)                -           (17,483)
  Net policy repayments (loans) (note 5) ............            81,543           (45,123)           53,187            70,974
  Deductions for surrender charges (note 2d) ........              (907)           (2,210)           (1,086)           (3,972)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) .........          (184,811)         (184,306)         (328,701)         (334,515)
                                                        ---------------   ---------------   ---------------   ---------------
      Net equity transactions .......................          (152,576)         (133,465)          (85,921)          113,801
                                                        ---------------   ---------------   ---------------   ---------------

Net change in contract owners' equity ...............          (130,554)           49,025           695,593          (930,111)
Contract owners' equity beginning of period .........         1,930,063         1,881,038         2,567,956         3,498,067
                                                        ---------------   ---------------   ---------------   ---------------
Contract owners' equity end of period ...............         1,799,509         1,930,063         3,263,549         2,567,956
                                                        ===============   ===============   ===============   ===============

CHANGES IN UNITS:
  Beginning units ...................................            87,635            90,403           225,890           205,499
                                                        ---------------   ---------------   ---------------   ---------------
  Units purchased ...................................            60,629            17,972           101,615            81,828
  Units redeemed ....................................           (46,054)          (20,740)          (89,445)          (61,437)
                                                        ---------------   ---------------   ---------------   ---------------
  Ending units ......................................           102,210            87,635           238,060           225,890
                                                        ===============   ===============   ===============   ===============

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    GVITIDAgg                           GVITIDCon
                                                        ---------------------------------   ---------------------------------
                                                              2003              2002              2003              2002
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $            58                 8               396               (10)
  Realized gain (loss) on investments ...............                (5)               (2)            1,680               206
  Change in unrealized gain (loss) on investments ...             1,283              (420)               14                (1)
  Reinvested capital gains ..........................               164                 -                10                 -
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............             1,500              (414)            2,100               195
                                                        ---------------   ---------------   ---------------   ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 6) .........................             1,717               846             4,384               384
  Transfers between funds ...........................             9,167             3,251            (3,950)             (345)
  Surrenders (note 6) ...............................                 -                 -                 -                 -
  Death benefits (note 4) ...........................                 -                 -                 -                 -
  Net policy repayments (loans) (note 5) ............                 -                 -                 -                 -
  Deductions for surrender charges (note 2d) ........                 -                 -                 -                 -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) .........              (683)             (549)           (1,039)             (104)
                                                        ---------------   ---------------   ---------------   ---------------
      Net equity transactions ........................           10,201             3,548              (605)              (65)
                                                        ---------------   ---------------   ---------------   ---------------

Net change in contract owners' equity ...............            11,701             3,134             1,495               130
Contract owners' equity beginning of period .........             3,134                 -               130                 -
                                                        ---------------   ---------------   ---------------   ---------------
Contract owners' equity end of period ...............   $        14,835             3,134             1,625               130
                                                        ===============   ===============   ===============   ===============

CHANGES IN UNITS:
  Beginning units ...................................               379                 -                13                 -
                                                        ---------------   ---------------   ---------------   ---------------
  Units purchased ...................................             1,066               440               443                39
  Units redeemed ....................................               (75)              (61)             (304)              (26)
                                                        ---------------   ---------------   ---------------   ---------------
  Ending units ......................................             1,370               379               152                13
                                                        ===============   ===============   ===============   ===============

                                                                    GVITIDMod                          GVITIDModAgg
                                                        ---------------------------------   ---------------------------------
                                                              2003              2002              2003              2002
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................               578                25               349               245
  Realized gain (loss) on investments ...............               (44)              145            (6,433)             (180)
  Change in unrealized gain (loss) on investments ...             8,866               (59)           16,535            (6,000)
  Reinvested capital gains ..........................                34                 5                 -                69
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............             9,434               116            10,451            (5,866)
                                                        ---------------   ---------------   ---------------   ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 6) .........................            17,088                94            15,969             3,392
  Transfers between funds ...........................            60,140            11,742            32,822            50,337
  Surrenders (note 6) ...............................              (926)           (5,079)           (1,148)                -
  Death benefits (note 4) ...........................                 -                 -                 -                 -
  Net policy repayments (loans) (note 5) ............                 -                 -              (396)             (363)
  Deductions for surrender charges (note 2d) ........                (4)             (174)               (5)                -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) .........            (1,938)              (70)           (7,459)           (2,497)
                                                        ---------------   ---------------   ---------------   ---------------
      Net equity transactions ........................           74,360             6,513            39,783            50,869
                                                        ---------------   ---------------   ---------------   ---------------

Net change in contract owners' equity ...............            83,794             6,629            50,234            45,003
Contract owners' equity beginning of period .........             6,629                 -            45,003                 -
                                                        ---------------   ---------------   ---------------   ---------------
Contract owners' equity end of period ...............            90,423             6,629            95,237            45,003
                                                        ===============   ===============   ===============   ===============

CHANGES IN UNITS:
  Beginning units ...................................               730                 -             5,211                 -
                                                        ---------------   ---------------   ---------------   ---------------
  Units purchased ...................................             7,913               739             4,724             5,766
  Units redeemed ....................................              (300)               (9)           (1,169)             (555)
                                                        ---------------   ---------------   ---------------   ---------------
  Ending units ......................................             8,343               730             8,766             5,211
                                                        ===============   ===============   ===============   ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   GVITIDModCon                         GVITMyMkt
                                                        ---------------------------------   ---------------------------------
                                                              2003              2002              2003              2002
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $         2,034               685            (1,067)            3,155
  Realized gain (loss) on investments ...............                78               (33)                -                 -
  Change in unrealized gain (loss) on investments ...            15,864             2,350                 -                 -
  Reinvested capital gains ..........................               258               157                 -                 -
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............            18,234             3,159            (1,067)            3,155
                                                        ---------------   ---------------   ---------------   ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 6) .........................             2,917               659            27,978            20,454
  Transfers between funds ...........................             5,773           136,765            48,469            23,077
  Surrenders (note 6) ...............................                 -                 -            (8,561)          (47,691)
  Death benefits (note 4) ...........................                 -                 -                 -               (16)
  Net policy repayments (loans) (note 5) ............                 -                 -            44,538            12,927
  Deductions for surrender charges (note 2d) ........                 -                 -               (39)           (1,636)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) .........            (8,094)           (1,366)          (23,917)          (20,468)
                                                        ---------------   ---------------   ---------------   ---------------
      Net equity transactions .......................               596           136,058            88,468           (13,353)
                                                        ---------------   ---------------   ---------------   ---------------

Net change in contract owners' equity ...............            18,830           139,217            87,401           (10,198)
Contract owners' equity beginning of period .........           139,217                 -           790,154           800,352
                                                        ---------------   ---------------   ---------------   ---------------
Contract owners' equity end of period ...............   $       158,047           139,217           877,555           790,154
                                                        ===============   ===============   ===============   ===============

CHANGES IN UNITS:
  Beginning units ...................................            14,546                 -            52,606            53,446
                                                        ---------------   ---------------   ---------------   ---------------
  Units purchased ...................................            12,613            14,690            74,937             3,155
  Units redeemed ....................................           (12,590)             (144)          (45,489)           (3,995)
                                                        ---------------   ---------------   ---------------   ---------------
  Ending units ......................................            14,569            14,546            82,054            52,606
                                                        ===============   ===============   ===============   ===============

                                                                    GVITLead                           GVITSmCapVal
                                                        ---------------------------------   ---------------------------------
                                                              2003              2002              2003             2002
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................               (29)                1            (1,394)           (1,653)
  Realized gain (loss) on investments ...............                41               (77)           (8,875)          (12,421)
  Change in unrealized gain (loss) on investments ...             1,027                 -            96,564           (69,157)
  Reinvested capital gains ..........................                 -                 -                 -             5,432
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............             1,039               (76)           86,295           (77,799)
                                                        ---------------   ---------------   ---------------   ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 6) .........................                 -               246            16,914            17,893
  Transfers between funds ...........................             6,921               294            (3,010)           47,206
  Surrenders (note 6) ...............................                 -                 -           (27,045)          (12,738)
  Death benefits (note 4) ...........................                 -                 -                 -                 -
  Net policy repayments (loans) (note 5) ............               (19)              (17)           15,305             3,461
  Deductions for surrender charges (note 2d) ........                 -                 -              (122)             (437)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) .........              (261)              (43)          (16,878)          (16,747)
                                                        ---------------   ---------------   ---------------   ---------------
      Net equity transactions .......................             6,641               480           (14,836)           38,638
                                                        ---------------   ---------------   ---------------   ---------------

Net change in contract owners' equity ...............             7,680               404            71,459           (39,161)
Contract owners' equity beginning of period .........               404                 -           172,062           211,223
                                                        ---------------   ---------------   ---------------   ---------------
Contract owners' equity end of period ...............             8,084               404           243,521           172,062
                                                        ===============   ===============   ===============   ===============

CHANGES IN UNITS:
  Beginning units ...................................                48                 -            16,264            13,864
                                                        ---------------   ---------------   ---------------   ---------------
  Units purchased ...................................               765                66             6,068             4,360
  Units redeemed ....................................               (40)              (18)           (5,968)           (1,960)
                                                        ---------------   ---------------   ---------------   ---------------
  Ending units ......................................               773                48            16,364            16,264
                                                        ===============   ===============   ===============   ===============

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    GVITSmComp                          GVITTotRt
                                                        ---------------------------------   ---------------------------------
                                                              2003              2002              2003              2002
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $        (1,590)           (1,548)          (21,970)            5,126
  Realized gain (loss) on investments ...............           (10,447)           (7,092)         (267,072)         (161,207)
  Change in unrealized gain (loss) on investments ...            84,535           (28,636)        2,781,571        (2,065,596)
  Reinvested capital gains ..........................                 -                 -                 -                 -
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............            72,498           (37,276)        2,492,529        (2,221,677)
                                                        ---------------   ---------------   ---------------   ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 6) .........................            19,513            24,637         1,236,285         1,412,515
  Transfers between funds ...........................             1,791             3,280           (60,218)         (255,337)
  Surrenders (note 6) ...............................           (30,028)          (10,548)         (680,858)         (532,766)
  Death benefits (note 4) ...........................                 -                 -          (188,302)          (79,857)
  Net policy repayments (loans) (note 5) ...........              4,261             1,816           163,756           (12,002)
  Deductions for surrender charges (note 2d) ........              (136)             (362)           (3,078)          (18,276)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) .........           (13,613)          (12,876)       (1,040,907)       (1,097,320)
                                                        ---------------   ---------------   ---------------   ---------------
      Net equity transactions .......................           (18,212)            5,947          (573,322)         (583,043)
                                                        ---------------   ---------------   ---------------   ---------------

Net change in contract owners' equity ...............            54,286           (31,329)        1,919,207        (2,804,720)
Contract owners' equity beginning of period .........           184,443           215,772         9,680,176        12,484,896
                                                        ---------------   ---------------   ---------------   ---------------
Contract owners' equity end of period ...............   $       238,729           184,443        11,599,383         9,680,176
                                                        ===============   ===============   ===============   ===============

CHANGES IN UNITS:
  Beginning units ...................................            10,670             9,305           436,867           418,936
                                                        ---------------   ---------------   ---------------   ---------------
  Units purchased ...................................             4,641             3,018           243,036           119,501
  Units redeemed ....................................            (3,527)           (1,653)         (146,192)         (101,570)
                                                        ---------------   ---------------   ---------------   ---------------
  Ending units ......................................            11,784            10,670           533,711           436,867
                                                        ===============   ===============   ===============   ===============

                                                                    GVITUSGro                           NBAMTBal
                                                        ---------------------------------   ---------------------------------
                                                             2003              2002               2003              2002
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................               (18)               (1)            8,452            17,685
  Realized gain (loss) on investments ...............               157                (1)         (121,753)          (91,583)
  Change in unrealized gain (loss) on investments ...               637               (39)          235,722          (117,722)
  Reinvested capital gains ..........................               176                 -                 -                 -
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............               952               (41)          122,421          (191,620)
                                                        ---------------   ---------------   ---------------   ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 6) .........................             1,410                 -           105,834           113,988
  Transfers between funds ...........................                (2)            1,267           (11,482)          (14,555)
  Surrenders (note 6) ...............................                 -                 -          (107,134)          (63,305)
  Death benefits (note 4) ...........................                 -                 -            (1,142)          (16,190)
  Net policy repayments (loans) (note 5) ...........                (83)              (42)            7,110            (3,658)
  Deductions for surrender charges (note 2d) ........                 -                 -              (484)           (2,172)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) .........              (771)              (47)          (84,609)          (86,598)
                                                        ---------------   ---------------   ---------------   ---------------
      Net equity transactions .......................               554             1,178           (91,907)          (72,490)
                                                        ---------------   ---------------   ---------------   ---------------

Net change in contract owners' equity ...............             1,506             1,137            30,514          (264,110)
Contract owners' equity beginning of period .........             1,137                 -           844,699         1,108,809
                                                        ---------------   ---------------   ---------------   ---------------
Contract owners' equity end of period ...............             2,643             1,137           875,213           844,699
                                                        ===============   ===============   ===============   ===============

CHANGES IN UNITS:
  Beginning units ...................................               139                 -            53,702            51,942
                                                        ---------------   ---------------   ---------------   ---------------
  Units purchased ...................................               181               180            20,757            17,384
  Units redeemed ....................................              (106)              (41)          (19,412)          (15,624)
                                                        ---------------   ---------------   ---------------   ---------------
  Ending units ......................................               214               139            55,047            53,702
                                                        ===============   ===============   ===============   ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     NBAMTGro                           NBAMTGuard
                                                        ---------------------------------   ---------------------------------
                                                              2003              2002              2003              2002
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $          (941)           (1,120)               37                (8)
  Realized gain (loss) on investments ...............          (106,178)          (77,146)             (131)              (49)
  Change in unrealized gain (loss) on investments ...           141,127            22,668             7,140            (7,667)
  Reinvested capital gains ..........................                 -                 -                 -                 -
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............            34,008           (55,598)            7,046            (7,724)
                                                        ---------------   ---------------   ---------------   ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 6) .........................            24,121            28,776             4,360             4,640
  Transfers between funds ...........................            (4,981)           (9,933)               68            (4,574)
  Surrenders (note 6) ...............................           (15,156)           (3,963)                -                 -
  Death benefits (note 4) ...........................                 -                 -                 -                 -
  Net policy repayments (loans) (note 5) ............            (1,948)           (3,418)              (19)              (76)
  Deductions for surrender charges (note 2d) ........               (69)             (136)                -                 -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) .........           (13,716)          (14,947)           (3,067)           (2,990)
                                                        ---------------   ---------------   ---------------   ---------------
      Net equity transactions .......................           (11,749)           (3,621)            1,342            (3,000)
                                                        ---------------   ---------------   ---------------   ---------------

Net change in contract owners' equity ...............            22,259           (59,219)            8,388           (10,724)
Contract owners' equity beginning of period .........           115,369           174,588            22,088            32,812
                                                        ---------------   ---------------   ---------------   ---------------
Contract owners' equity end of period ...............   $       137,628           115,369            30,476            22,088
                                                        ===============   ===============   ===============   ===============

CHANGES IN UNITS:
  Beginning units ...................................             7,684             7,625             2,908             3,152
                                                        ---------------   ---------------   ---------------   ---------------
  Units purchased ...................................             6,224             2,368             1,296               549
  Units redeemed ....................................            (5,297)           (2,309)           (1,120)             (793)
                                                        ---------------   ---------------   ---------------   ---------------
  Ending units ......................................             8,611             7,684             3,084             2,908
                                                        ===============   ===============   ===============   ===============

                                                                    NBAMTLMat                           NBAMTPart
                                                        ---------------------------------   ---------------------------------
                                                              2003              2002              2003              2002
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................               548               140              (647)             (251)
  Realized gain (loss) on investments ...............                63                85            (8,801)           (2,770)
  Change in unrealized gain (loss) on investments ...              (455)               (1)           36,825           (24,703)
  Reinvested capital gains ..........................                 -                 -                 -                 -
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............               156               224            27,377           (27,724)
                                                        ---------------   ---------------   ---------------   ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 6) .........................             1,838             1,711             6,541             8,107
  Transfers between funds ...........................             8,577             1,459           (14,536)              (99)
  Surrenders (note 6) ...............................               (80)           (2,619)           (3,769)           (5,056)
  Death benefits (note 4) ...........................                 -                 -                 -                 -
  Net policy repayments (loans) (note 5) ............              (137)            2,101               116             2,754
  Deductions for surrender charges (note 2d) ........                 -               (90)              (17)             (173)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) .........            (1,467)             (898)           (5,243)           (5,085)
                                                        ---------------   ---------------   ---------------   ---------------
      Net equity transactions .......................             8,731             1,664           (16,908)              448
                                                        ---------------   ---------------   ---------------   ---------------

Net change in contract owners' equity ...............             8,887             1,888            10,469           (27,276)
Contract owners' equity beginning of period .........             5,308             3,420            84,568           111,844
                                                        ---------------   ---------------   ---------------   ---------------
Contract owners' equity end of period ...............            14,195             5,308            95,037            84,568
                                                        ===============   ===============   ===============   ===============

CHANGES IN UNITS:
  Beginning units ...................................               297               200             5,817             4,637
                                                        ---------------   ---------------   ---------------   ---------------
  Units purchased ...................................               806               226             2,460             2,371
  Units redeemed ....................................              (165)             (129)           (2,139)           (1,191)
                                                        ---------------   ---------------   ---------------   ---------------
  Ending units ......................................               938               297             6,138             5,817
                                                        ===============   ===============   ===============   ===============

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     OppBdFd                             OppCapAp
                                                        ---------------------------------   ---------------------------------
                                                              2003              2002              2003              2002
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $           866               433              (894)             (543)
  Realized gain (loss) on investments ...............                (9)                -           (42,688)          (16,274)
  Change in unrealized gain (loss) on investments ...               338               716           106,545           (71,753)
  Reinvested capital gains ..........................                 -                 -                 -                 -
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............             1,195             1,149            62,963           (88,570)
                                                        ---------------   ---------------   ---------------   ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 6) .........................             8,763             2,134            23,832            29,256
  Transfers between funds ...........................            13,064             6,431            (4,804)            9,563
  Surrenders (note 6) ...............................              (805)          (10,260)          (51,700)           (5,103)
  Death benefits (note 4) ...........................                 -                 -                 -                 -
  Net policy repayments (loans) (note 5) ............               890             3,510            10,152              (646)
  Deductions for surrender charges (note 2d) ........                (4)             (352)             (234)             (175)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) .........            (3,246)           (2,221)          (22,253)          (25,335)
                                                        ---------------   ---------------   ---------------   ---------------
      Net equity transactions .......................            18,662              (758)          (45,007)            7,560
                                                        ---------------   ---------------   ---------------   ---------------

Net change in contract owners' equity ...............            19,857               391            17,956           (81,010)
Contract owners' equity beginning of period .........            11,976            11,585           235,438           316,448
                                                        ---------------   ---------------   ---------------   ---------------
Contract owners' equity end of period ...............   $        31,833            11,976           253,394           235,438
                                                        ===============   ===============   ===============   ===============

CHANGES IN UNITS:
  Beginning units ...................................               556               582            21,283            20,403
                                                        ---------------   ---------------   ---------------   ---------------
  Units purchased ...................................             1,051               460             9,215             3,709
  Units redeemed ....................................              (175)             (486)          (10,664)           (2,829)
                                                        ---------------   ---------------   ---------------   ---------------
  Ending units ......................................             1,432               556            19,834            21,283
                                                        ===============   ===============   ===============   ===============

                                                                     OppGlSec                           OppMultStr
                                                        ---------------------------------   ---------------------------------
                                                              2003              2002              2003              2002
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................               324              (478)              992               763
  Realized gain (loss) on investments ...............           (50,950)          (15,495)           (2,067)             (741)
  Change in unrealized gain (loss) on investments ...           100,368           (30,684)           10,558            (5,374)
  Reinvested capital gains ..........................                 -                 -                 -               451
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............            49,742           (46,657)            9,483            (4,901)
                                                        ---------------   ---------------   ---------------   ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 6) .........................            17,987            30,672               999             1,541
  Transfers between funds ...........................               547            (2,335)           (3,148)           20,934
  Surrenders (note 6) ...............................           (83,957)           (3,092)           (4,874)           (1,845)
  Death benefits (note 4) ...........................                 -                 -                 -                 -
  Net policy repayments (loans) (note 5) ............            24,475            (1,905)              (20)              401
  Deductions for surrender charges (note 2d) ........              (380)             (106)              (22)              (63)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) .........           (10,587)          (11,403)           (2,372)           (2,127)
                                                        ---------------   ---------------   ---------------   ---------------
      Net equity transactions .......................           (51,915)           11,831            (9,437)           18,841
                                                        ---------------   ---------------   ---------------   ---------------

Net change in contract owners' equity ...............            (2,173)          (34,826)               46            13,940
Contract owners' equity beginning of period .........           155,803           190,629            47,009            33,069
                                                        ---------------   ---------------   ---------------   ---------------
Contract owners' equity end of period ...............           153,630           155,803            47,055            47,009
                                                        ===============   ===============   ===============   ===============

CHANGES IN UNITS:
  Beginning units ...................................             9,621             7,188             2,397             1,227
                                                        ---------------   ---------------   ---------------   ---------------
  Units purchased ...................................             5,415             4,674             2,986             1,338
  Units redeemed ....................................            (5,724)           (2,241)           (1,606)             (168)
                                                        ---------------   ---------------   ---------------   ---------------
  Ending units ......................................             9,312             9,621             3,777             2,397
                                                        ===============   ===============   ===============   ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                      StOpp2                             StDisc2
                                                        ---------------------------------   ---------------------------------
                                                              2003              2002              2003              2002
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $          (897)             (528)             (224)             (257)
  Realized gain (loss) on investments ...............           (10,375)           (6,112)             (324)             (388)
  Change in unrealized gain (loss) on investments ...            51,906           (40,260)           10,368            (3,675)
  Reinvested capital gains ..........................                 -             2,533                 -                 -
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............            40,634           (44,367)            9,820            (4,320)
                                                        ---------------   ---------------   ---------------   ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 6) .........................            16,969            17,141             4,551             2,922
  Transfers between funds ...........................            (1,132)            6,267                 -               957
  Surrenders (note 6) ...............................           (13,530)           (7,137)           (2,736)                -
  Death benefits (note 4) ...........................                 -                 -                 -                 -
  Net policy repayments (loans) (note 5) ............             2,219               325            (9,139)             (201)
  Deductions for surrender charges (note 2d) ........               (61)             (245)              (12)                -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) .........           (16,168)          (14,977)           (3,438)           (2,587)
                                                        ---------------   ---------------   ---------------   ---------------
      Net equity transactions .......................           (11,703)            1,374           (10,774)            1,091
                                                        ---------------   ---------------   ---------------   ---------------

Net change in contract owners' equity ...............            28,931           (42,993)             (954)           (3,229)
Contract owners' equity beginning of period .........           116,195           159,188            30,778            34,007
                                                        ---------------   ---------------   ---------------   ---------------
Contract owners' equity end of period ...............   $       145,126           116,195            29,824            30,778
                                                        ===============   ===============   ===============   ===============

CHANGES IN UNITS:
  Beginning units ...................................             4,966             3,893             1,629             1,571
                                                        ---------------   ---------------   ---------------   ---------------
  Units purchased ...................................             3,444             2,037             1,362               241
  Units redeemed ....................................            (2,340)             (964)           (1,754)             (183)
                                                        ---------------   ---------------   ---------------   ---------------
  Ending units ......................................             6,070             4,966             1,237             1,629
                                                        ===============   ===============   ===============   ===============

                                                                    StIntStk2                            VEWrldBd
                                                        ---------------------------------   ---------------------------------
                                                              2003               2002             2003              2002
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................               176               294               136               (49)
  Realized gain (loss) on investments ...............           (16,440)           (1,784)            2,075               248
  Change in unrealized gain (loss) on investments ...            15,762            (2,526)              981             1,373
  Reinvested capital gains ..........................                 -                 -                 -                 -
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............              (502)           (4,016)            3,192             1,572
                                                        ---------------   ---------------   ---------------   ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 6) .........................               579             3,437             2,930             1,710
  Transfers between funds ...........................           (11,480)                -            (6,291)           15,527
  Surrenders (note 6) ...............................                 -                 -               (80)                -
  Death benefits (note 4) ...........................                 -                 -                 -                 -
  Net policy repayments (loans) (note 5) ............                 -                (8)               (7)             (543)
  Deductions for surrender charges (note 2d) ........                 -                 -                 -                 -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) .........              (234)           (1,424)           (1,584)             (844)
                                                        ---------------   ---------------   ---------------   ---------------
      Net equity transactions .......................           (11,135)            2,005            (5,032)           15,850
                                                        ---------------   ---------------   ---------------   ---------------

Net change in contract owners' equity ...............           (11,637)           (2,011)           (1,840)           17,422
Contract owners' equity beginning of period .........            11,637            13,648            18,701             1,279
                                                        ---------------   ---------------   ---------------   ---------------
Contract owners' equity end of period ...............                 -            11,637            16,861            18,701
                                                        ===============   ===============   ===============   ===============

CHANGES IN UNITS:
  Beginning units ...................................             2,043             1,746             1,163                96
                                                        ---------------   ---------------   ---------------   ---------------
  Units purchased ...................................               102               661               401             1,166
  Units redeemed ....................................            (2,145)             (364)             (609)              (99)
                                                        ---------------   ---------------   ---------------   ---------------
  Ending units ......................................                 -             2,043               955             1,163
                                                        ===============   ===============   ===============   ===============

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    VEWrldEMkt                          VEWrldHAs
                                                        ---------------------------------   ---------------------------------
                                                              2003              2002              2003              2002
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $          (270)             (232)              (31)              (28)
  Realized gain (loss) on investments ...............            (8,628)           (5,158)               25              (484)
  Change in unrealized gain (loss) on investments ...            27,800             3,648             3,571              (801)
  Reinvested capital gains ..........................                 -                 -                 -                 -
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............            18,902            (1,742)            3,565            (1,313)
                                                        ---------------   ---------------   ---------------   ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 6) .........................             6,118             5,091             1,849             1,576
  Transfers between funds ...........................             7,631             3,816               (10)            6,416
  Surrenders (note 6) ...............................           (10,410)           (1,218)                -                 -
  Death benefits (note 4) ...........................                 -                 -                 -                 -
  Net policy repayments (loans) (note 5) ............              (232)           (1,545)             (694)             (724)
  Deductions for surrender charges (note 2d) ........               (47)              (42)                -                 -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) .........            (4,129)           (3,626)           (1,128)             (984)
                                                        ---------------   ---------------   ---------------   ---------------
      Net equity transactions .......................            (1,069)            2,476                17             6,284
                                                        ---------------   ---------------   ---------------   ---------------

Net change in contract owners' equity ...............            17,833               734             3,582             4,971
Contract owners' equity beginning of period .........            33,808            33,074             7,907             2,936
                                                        ---------------   ---------------   ---------------   ---------------
Contract owners' equity end of period ...............   $        51,641            33,808            11,489             7,907
                                                        ===============   ===============   ===============   ===============

CHANGES IN UNITS:
  Beginning units ...................................             5,445             5,131               580               204
                                                        ---------------   ---------------   ---------------   ---------------
  Units purchased ...................................             2,264             1,313               168               542
  Units redeemed ....................................            (2,690)             (999)             (163)             (166)
                                                        ---------------   ---------------   ---------------   ---------------
  Ending units ......................................             5,019             5,445               585               580
                                                        ===============   ===============   ===============   ===============

                                                                     VKEmMkt                           VKUSRealEst
                                                        ---------------------------------   ---------------------------------
                                                              2003              2002              2003              2002
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................              (162)            1,181              (613)            2,183
  Realized gain (loss) on investments ...............               680                 5             2,857               492
  Change in unrealized gain (loss) on investments ...             4,452               194            23,834            (5,323)
  Reinvested capital gains ..........................                 -                 -                 -             1,929
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............             4,970             1,380            26,078              (719)
                                                        ---------------   ---------------   ---------------   ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 6) .........................               229             2,660             8,508            10,538
  Transfers between funds ...........................             3,362            11,409            (1,865)           23,053
  Surrenders (note 6) ...............................            (2,995)                -           (22,594)           (7,279)
  Death benefits (note 4) ...........................                 -                 -                 -                 -
  Net policy repayments (loans) (note 5) ............                (7)               (1)            2,438             1,748
  Deductions for surrender charges (note 2d) ........               (14)                -              (102)             (250)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) .........            (1,470)             (496)           (4,886)           (4,299)
                                                        ---------------   ---------------   ---------------   ---------------
      Net equity transactions .......................              (895)           13,572           (18,501)           23,511
                                                        ---------------   ---------------   ---------------   ---------------

Net change in contract owners' equity ...............             4,075            14,952             7,577            22,792
Contract owners' equity beginning of period .........            19,010             4,058            86,892            64,100
                                                        ---------------   ---------------   ---------------   ---------------
Contract owners' equity end of period ...............            23,085            19,010            94,469            86,892
                                                        ===============   ===============   ===============   ===============

CHANGES IN UNITS:
  Beginning units ...................................             1,654               375             4,327             3,039
                                                        ---------------   ---------------   ---------------   ---------------
  Units purchased ...................................               275             1,328             3,589             1,794
  Units redeemed ....................................              (367)              (49)           (3,367)             (506)
                                                        ---------------   ---------------   ---------------   ---------------
  Ending units ......................................             1,562             1,654             4,549             4,327
                                                        ===============   ===============   ===============   ===============

See accompanying notes to financial statements.

================================================================================

================================================================================

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(1) BACKGROUND AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a) Organization and Nature of Operations

        The Nationwide VLI Separate Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

        The Company offers Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through Company Agents; however, other distributors may be utilized.

    (b) The Contracts

        Only contracts with a front-end sales load, a surrender charge and certain other fees have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

        Contract owners may invest in the following funds:

           Portfolios of the American Century Variable Portfolios, Inc.
            (American Century VP);
             American Century VP Balanced Fund - Class I (ACVPBal)
             American Century VP Capital Appreciation Fund - Class I (ACVPCapAp) American Century VP Income & Growth Fund - Class I (ACVPIncGr) American Century VP International Fund - Class I (ACVPInt)
             American Century VP Ultra Fund - Class I (ACVPUltra)
             American Century VP Value Fund - Class I (ACVPVal)

           Portfolios of the Credit Suisse Trust;
             Credit Suisse Trust - Global Post-Venture Capital Portfolio
              (CSGPVen)
             Credit Suisse Trust - International Focus Portfolio (CSIntEq) Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)

           Dreyfus Investment Portfolio (Dreyfus IP);
             Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
              (DrySmCapIxS)

           Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
            (DrySRGro)

           Dreyfus Stock Index Fund (DryStkIx)

           Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
             Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp) Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)

           Portfolios of Federated Insurance Series;
             Federated Quality Bond Fund II - Primary Shares (FedQualBd)

           Portfolios of the Fidelity(R) Variable Insurance Products
            (Fidelity(R) VIP);
             Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI) Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr) Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI) Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)

           Portfolios of the Fidelity(R) Variable Insurance Products
            (Fidelity(R) VIP II);
             Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class
              (FidVIPAM)
             Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
              (FidVIPCon)

           Portfolios of the Fidelity(R) Variable Insurance Products
            (Fidelity(R) VIP III);
             Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class
              (FidVIPGrOp)
             Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
              (FidVIPValStS)

           Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT);
             Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin) Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)

            *Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl)
             Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
             Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
             Gartmore GVIT ID Conservative Fund (GVITIDCon)
             Gartmore GVIT ID Moderate Fund (GVITIDMod)
             Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg) Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Total Return Fund - Class I (GVITTotRt) Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)

           Portfolios of the Neuberger Berman Advisers Management Trust
            (Neuberger Berman AMT);
             Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
             Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
             Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
             Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

           Funds of the Oppenheimer Variable Account Funds;
             Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
             Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp) Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec) Oppenheimer Multiple Strategies Fund/VA - Initial Class
              (OppMultStr)

           Strong Opportunity Fund II, Inc. (StOpp2)

           Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
             Strong VIF - Strong Discovery Fund II (StDisc2)
            *Strong VIF - Strong International Stock Fund II (StIntStk2)

           Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
             Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
             Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

           Funds of the Van Kampen Universal Institutional Funds (Van Kampen
            UIF);
             Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
             Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)

At December 31, 2003, contract owners have invested in all of the above funds except those noted with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, Continued

    (c) Security Valuation, Transactions and Related Investment Income

        The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

        Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

        The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) POLICY CHARGES

    (a) Deductions from Premium

        On flexible premium life insurance contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% (reduced to 1.5% on any portion of the annual premium in excess of the break point premium) from each premium payment received. The Company may at its sole discretion reduce this sales loading.

    (b) Cost of Insurance

        A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

    (c) Administrative Charges

        For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge of $1.50 per year per $1,000 increase to cover underwriting and administration costs and $0.54 per year per $1,000 increase to cover sales costs.

    (d) Surrender Charges

        Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in year eight.

        No surrender charge is assessed on any contract surrendered after the ninth year. However, if a policy increases, the amount of the increase will have a nine-year surrender charge period.

        The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding by the Company, or from earnings thereon.

(3) ASSET CHARGES

    The Company deducts a charge equal to an annual rate of 0.80%, with certain exceptions, to cover mortality and expense risk charges related to operations. On each policy anniversary beginning with the 10th, this charge is reduced to 0.50% on an annual basis provided that the cash surrender value of the contract is $25,000 or more on such anniversary. This charge is assessed through the daily unit value calculation.

(4) DEATH BENEFITS

    Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5) POLICY LOANS (NET OF REPAYMENTS)

    Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. The contract is charged 6% on the outstanding loan and is due and payable in advance on the policy anniversary. The Company may change the interest crediting rate or policy loans at anytime at its sole discretion.

    At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6) RELATED PARTY TRANSACTIONS

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

    Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company through fixed to variable or variable to fixed transactions (exchanges) or through loan transactions. The fixed account assets are not reflected in the accompanying financial statements.

    The Account portion of contract owner loans is transferred to the fixed account for administration and collection. Loan repayments are transferred from the fixed account to the Account and are allocated to the sub accounts at the discretion of the contract owner. Loans and loan repayments are included in net policy repayments (loans) on the accompanying Statements of Changes in Contract Owners' Equity.

    Exchanges are initiated, under certain restrictions, at the discretion of the contract owner. The contract owner may transfer assets between a fixed dollar contract of the Company and the sub accounts of the Account. Exchanges from the Account to the fixed account are included in surrenders, and exchanges to the Account from the fixed account are included in purchase payments received from contract owners, as applicable on the accompanying Statements of Changes in Contract Owners' Equity.

    For the periods ended December 31, 2003 and 2002, total loan repayments and exchanges to the Account from the fixed account were $1,387,155 and $842,703, respectively, and total loans and exchanges from the Account to the fixed account were $869,683 and $906,707, respectively.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, Continued

(7) FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity insurance policies as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2003.

                                        CONTRACT                                            INVESTMENT
                                        EXPENSE                  UNIT         CONTRACT        INCOME          TOTAL
                                          RATE*     UNITS     FAIR VALUE   OWNERS' EQUITY     RATIO**       RETURN***
                                        --------   -------   -----------   --------------   ----------   ---------------
Flexible Premium Policies-Years 10
 and Over
  American Century VP Balanced
   Fund - Class I
    2003 ............................       0.50%    8,417   $ 10.841643   $       91,254         2.73%    18.86%
    2002 ............................       0.50%    3,656      9.121049           33,347         2.73%    -8.79% 5/17/02
  American Century VP Capital
   Appreciation Fund - Class I
    2003 ............................       0.50%    2,550      9.148158           23,328         0.00%    19.87%
    2002 ............................       0.50%    1,379      7.631505           10,524         0.00%   -23.68% 5/17/02
  American Century VP Income &
   Growth Fund - Class I
    2003 ............................       0.50%    2,121     10.475606           22,219         1.29%    28.71%
    2002 ............................       0.50%      771      8.139045            6,275         1.07%   -18.61% 5/17/02
  American Century VP International
   Fund - Class I
    2003 ............................       0.50%    3,590      9.838638           35,321         0.75%    23.89%
  American Century VP Ultra
   Fund - Class I
    2003 ............................       0.50%    1,352      9.840479           13,304         0.00%    24.28%
  American Century VP Value
   Fund - Class I
    2003 ............................       0.50%    8,593     10.857679           93,300         1.06%    28.32%
    2002 ............................       0.50%    2,747      8.461692           23,244         0.79%   -15.38% 5/17/02
  Credit Suisse Trust - Global Post-
   Venture Capital Portfolio
    2003 ............................       0.50%      885     10.166558            8,997         0.00%    46.92%
  Credit Suisse Trust
   -International Focus Portfolio
    2003 ............................       0.50%    1,887     10.101373           19,061         0.51%    32.43%
    2002 ............................       0.50%    1,145      7.627848            8,734         0.00%   -23.72% 5/17/02
  Credit Suisse Trust - Small Cap
   Growth Portfolio
    2003 ............................       0.50%    1,592     10.710738           17,051         0.00%    47.81%
    2002 ............................       0.50%      380      7.246417            2,754         0.00%   -27.54% 5/17/02
  Dreyfus Socially Responsible
   Growth Fund, Inc.- Initial Shares
    2003 ............................       0.50%    2,249      9.320451           20,962         0.11%    25.38%
    2002 ............................       0.50%      699      7.434055            5,196         0.22%   -25.66% 5/17/02
  Dreyfus Stock Index Fund
    2003 ............................       0.50%   16,336     10.208856          166,772         1.44%    27.72%
    2002 ............................       0.50%    3,332      7.992928           26,632         1.35%   -20.07% 5/17/02
  Dreyfus VIF - Appreciation
   Portfolio - Initial Shares
    2003 ............................       0.50%    3,295      9.927159           32,710         1.53%    20.57%
    2002 ............................       0.50%      164      8.233834            1,350         1.24%   -17.66% 5/17/02
  Dreyfus VIF - Growth and Income
   Portfolio - Initial Shares
    2003 ............................       0.50%      158      9.778643            1,545         0.84%    25.94%
    2002 ............................       0.50%      156      7.764556            1,211         0.62%   -22.35% 5/17/02
  Fidelity(R) VIP - Equity-Income
   Portfolio: Initial Class
    2003 ............................       0.50%   21,529     10.452518          225,032         1.83%    29.68%
    2002 ............................       0.50%    5,392      8.060217           43,461         1.66%   -19.40% 5/17/02
  Fidelity(R) VIP - Growth
   Portfolio: Initial Class
    2003 ............................       0.50%   24,331      9.796254          238,353         0.28%    32.19%
    2002 ............................       0.50%    4,992      7.410943           36,995         0.25%   -25.89% 5/17/02
  Fidelity(R) VIP - High Income
   Portfolio: Initial Class
    2003 ............................       0.50%    1,539     12.996099           20,001         6.99%    26.63%
    2002 ............................       0.50%      997     10.263037           10,232        10.55%     2.63% 5/17/02
  Fidelity(R) VIP - Overseas
   Portfolio: Initial Class
    2003 ............................       0.50%    1,312     10.843363           14,226         0.80%    42.65%
    2002 ............................       0.50%    1,074      7.601165            8,164         0.75%   -23.99% 5/17/02

                                        CONTRACT                                            INVESTMENT
                                        EXPENSE                  UNIT         CONTRACT        INCOME          TOTAL
                                          RATE*     UNITS     FAIR VALUE   OWNERS' EQUITY     RATIO**       RETURN***
                                        --------   -------   -----------   --------------   ----------   ---------------
  Fidelity(R) VIP II - Asset Manager
   Portfolio: Initial Class
    2003 ............................       0.50%    3,189   $ 10.914503   $       34,806         3.96%    17.39%
    2002 ............................       0.50%       96      9.297886              893         4.69%    -7.02% 5/17/02
  Fidelity(R) VIP II - Contrafund
   Portfolio: Initial Class
    2003 ............................       0.50%   19,100     11.014223          210,372         0.51%    27.82%
    2002 ............................       0.50%    7,479      8.616746           64,445         0.85%   -13.83% 5/17/02
  Fidelity(R) VIP III - Growth
   Opportunities Portfolio: Initial
   Class
    2003 ............................       0.50%    1,524     10.432199           15,899         0.54%    29.23%
    2002 ............................       0.50%      195      8.072893            1,574         1.03%   -19.27% 5/17/02
  Gartmore GVIT Government Bond
   Fund - Class I
    2003 ............................       0.50%   46,970     11.049702          519,005         3.10%     1.49%
    2002 ............................       0.50%    6,450     10.887298           70,223         4.41%     8.87% 5/17/02
  Gartmore GVIT Growth Fund - Class I
    2003 ............................       0.50%   85,539      9.891285          846,091         0.02%    32.08%
    2002 ............................       0.50%   33,199      7.488988          248,627         0.00%   -25.11% 5/17/02
  Gartmore GVIT ID Aggressive Fund
    2003 ............................       0.50%      213     10.881172            2,318         1.99%    31.21%
  Gartmore GVIT ID Conservative Fund
    2003 ............................       0.50%       27     10.740821              290         2.40%     7.37%
  Gartmore GVIT ID Moderate Fund
    2003 ............................       0.50%    4,440     10.867503           48,252         2.26%    19.45%
    2002 ............................       0.50%      233      9.097737            2,120         0.94%    -9.02% 1/25/02
  Gartmore GVIT ID Moderately
   Aggressive Fund
    2003 ............................       0.50%    4,267     10.896621           46,496         1.38%    26.01%
    2002 ............................       0.50%    2,848      8.647264           24,627         2.03%   -13.53% 1/25/02
  Gartmore GVIT ID Moderately
   Conservative Fund
    2003 ............................       0.50%   12,303     10.857930          133,585         2.14%    13.13%
  Gartmore GVIT Money Market
   Fund - Class I
    2003 ............................       0.50%   71,507     10.058647          719,264         0.62%     0.12%
    2002 ............................       0.50%      157     10.046341            1,577         1.18%     0.46% 4/30/02
  Gartmore GVIT Small Cap Value
   Fund - Class I
    2003 ............................       0.50%    6,152     11.149440           68,591         0.00%    56.07%
    2002 ............................       0.50%    1,806      7.143752           12,902         0.01%   -28.56% 5/17/02
  Gartmore GVIT Small Company
   Fund - Class I
    2003 ............................       0.50%    4,810     11.059113           53,194         0.00%    40.31%
    2002 ............................       0.50%    1,659      7.881904           13,076         0.00%   -21.18% 5/17/02
  Gartmore GVIT Total Return
   Fund - Class I
    2003 ............................       0.50%  235,762     10.139392        2,390,483         0.56%    26.88%
    2002 ............................       0.50%   60,454      7.991527          483,120         0.86%   -20.08% 5/17/02
  Neuberger Berman AMT - Balanced
   Portfolio
    2003 ............................       0.50%   23,124      9.909549          229,148         1.74%    15.70%
    2002 ............................       0.50%   10,857      8.565024           92,990         2.58%   -14.35% 5/17/02
  Neuberger Berman AMT - Growth
   Portfolio
    2003 ............................       0.50%    3,515      9.605663           33,764         0.00%    30.75%
    2002 ............................       0.50%      576      7.346840            4,232         0.00%   -26.53% 5/17/02
  Neuberger Berman AMT - Guardian
   Portfolio
    2003 ............................       0.50%      728      9.731601            7,085         0.92%    31.10%
  Neuberger Berman AMT - Limited
   Maturity Bond Portfolio
    2003 ............................       0.50%      375     10.591044            3,972         5.58%     1.91%
  Neuberger Berman AMT - Partners
   Portfolio
    2003 ............................       0.50%    3,798     10.036378           38,118         0.00%    34.41%
    2002 ............................       0.50%    1,967      7.466718           14,687         0.52%   -25.33% 5/17/02
  Oppenheimer Bond Fund/VA - Initial
   Class
    2003 ............................       0.50%       75     11.630170              872         4.31%     6.25%
  Oppenheimer Capital Appreciation
   Fund/VA - Initial Class
    2003 ............................       0.50%    8,160     10.139293           82,737         0.39%    30.29%
    2002 ............................       0.50%    1,173      7.782041            9,128         0.58%   -22.18% 5/17/02

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                        CONTRACT                                            INVESTMENT
                                        EXPENSE                  UNIT         CONTRACT        INCOME          TOTAL
                                          RATE*     UNITS     FAIR VALUE   OWNERS' EQUITY     RATIO**       RETURN***
                                        --------   -------   -----------   --------------   ----------   ---------------
  Oppenheimer Global Securities
   Fund/VA - Initial Class
    2003 ............................       0.50%    6,440   $ 10.893590   $       70,155         0.92%    42.31%
    2002 ............................       0.50%    3,218      7.654958           24,634         0.55%   -23.45% 5/17/02
  Oppenheimer Multiple Strategies
   Fund/VA - Initial Class
    2003 ............................       0.50%    3,522     11.210526           39,483         2.90%    24.33%
    2002 ............................       0.50%      697      9.016437            6,284         2.72%    -9.84% 5/17/02
  Strong Opportunity Fund II, Inc.
    2003 ............................       0.50%    3,295     10.064203           33,162         0.08%    36.32%
    2002 ............................       0.50%    1,400      7.382594           10,336         0.40%   -26.17% 5/17/02
  Strong VIF - Strong Discovery
   Fund II
    2003 ............................       0.50%      174     11.747071            2,044         0.00%    38.73%
  Van Eck WIT - Worldwide Bond Fund
    2003 ............................       0.50%      226     13.804736            3,120         1.36%    17.57%
  Van Eck WIT - Worldwide Emerging
   Markets Fund
    2003 ............................       0.50%    1,299     12.556652           16,311         0.12%    53.42%
  Van Eck WIT - Worldwide Hard Assets
   Fund
    2003 ............................       0.50%       25     12.229510              306         0.43%    44.36%
    2002 ............................       0.50%       26      8.471807              220         0.46%   -15.28% 5/17/02
  Van Kampen UIF - Emerging Markets
   Debt Portfolio
    2003 ............................       0.50%       80     13.009128            1,041         0.00%    27.23%
    2002 ............................       0.50%      257     10.225121            2,628        11.10%     2.25% 5/17/02
  Van Kampen UIF - U.S. Real Estate
   Portfolio
    2003 ............................       0.50%    2,193     12.652748           27,747         0.00%    36.83%
    2002 ............................       0.50%      255      9.247313            2,358         3.66%    -7.53% 5/17/02
Flexible Premium Policies-Years 1-9
  American Century VP Advantage
   Fund - Class I
    1999 ............................       0.80%   22,653     21.052310          476,898         1.85%    13.85%
  American Century VP Balanced
   Fund - Class I
    2003 ............................       0.80%   10,678     20.727117          221,324         2.73%    18.51%
    2002 ............................       0.80%   15,231     17.490037          266,391         2.73%   -10.28%
    2001 ............................       0.80%   17,814     19.493759          347,262         2.81%    -4.31%
    2000 ............................       0.80%   18,681     20.372425          380,577         0.26%    -3.42%
    1999 ............................       0.80%      974     21.094348           20,546         1.83%     9.18%
  American Century VP Capital
   Appreciation Fund - Class I
    2003 ............................       0.80%    3,903     16.804738           65,589         0.00%    19.51%
    2002 ............................       0.80%    5,072     14.060797           71,316         0.00%   -21.83%
    2001 ............................       0.80%    5,594     17.987270          100,621         0.00%   -28.64%
    2000 ............................       0.80%    7,836     25.207415          197,525         0.00%     8.17%
    1999 ............................       0.80%    3,518     23.303640           81,982         0.00%    63.21%
  American Century VP Income &
   Growth Fund - Class I
    2003 ............................       0.80%    2,364     10.523680           24,878         1.29%    28.32%
    2002 ............................       0.80%    3,580      8.200926           29,359         1.07%   -20.01%
    2001 ............................       0.80%    4,332     10.252927           44,416         0.85%    -9.09%
    2000 ............................       0.80%    4,738     11.277817           53,434         0.39%   -11.32%
    1999 ............................       0.80%    1,877     12.717991           23,872         0.02%    17.08%
  American Century VP International
   Fund - Class I
    2003 ............................       0.80%    2,139     15.176915           32,463         0.75%    23.52%
    2002 ............................       0.80%    4,448     12.287143           54,653         0.76%   -21.01%
    2001 ............................       0.80%    4,105     15.554724           63,852         0.08%   -29.74%
    2000 ............................       0.80%    4,243     22.139513           93,938         0.10%   -17.49%
    1999 ............................       0.80%    1,038     26.831062           27,851         0.00%    62.74%
  American Century VP Ultra
   Fund - Class I
    2003 ............................       0.80%       13      9.906750              129         0.00%    23.90%
    2002 ............................       0.80%       14      7.995504              112         0.00%   -20.04% 5/1/02

                                        CONTRACT                                            INVESTMENT
                                        EXPENSE                  UNIT         CONTRACT        INCOME          TOTAL
                                          RATE*     UNITS     FAIR VALUE   OWNERS' EQUITY     RATIO**       RETURN***
                                        --------   -------   -----------   --------------   ----------   ---------------
  American Century VP Value
   Fund - Class I
    2003 ............................       0.80%    3,696   $ 18.875362   $       69,763         1.06%    27.93%
    2002 ............................       0.80%    7,039     14.754246          103,855         0.79%   -13.32%
    2001 ............................       0.80%    6,084     17.020923          103,555         1.20%    11.92%
    2000 ............................       0.80%      714     15.208380           10,859         1.07%    17.21%
    1999 ............................       0.80%      590     12.975752            7,656         0.95%    -1.64%
  Credit Suisse Trust - Global
   Post-Venture Capital Portfolio
    2003 ............................       0.80%      696     10.668685            7,425         0.00%    46.48%
    2002 ............................       0.80%    1,324      7.283277            9,643         0.00%   -34.68%
    2001 ............................       0.80%    1,134     11.150533           12,645         0.00%   -29.21%
    2000 ............................       0.80%    1,057     15.751152           16,649         0.00%   -19.58%
    1999 ............................       0.80%       87     19.586645            1,704         0.00%    62.20%
  Credit Suisse Trust - International
   Focus Portfolio
    2003 ............................       0.80%    1,333     10.695076           14,257         0.51%    32.03%
    2002 ............................       0.80%    2,131      8.100409           17,262         0.00%   -20.54%
    2001 ............................       0.80%    2,925     10.194751           29,820         0.00%   -22.90%
    2000 ............................       0.80%    2,618     13.222451           34,616         0.50%   -26.48%
    1999 ............................       0.80%    2,203     17.985801           39,623         0.96%    52.21%
  Credit Suisse Trust - Small Cap
   Growth Portfolio
    2003 ............................       0.80%    2,559     17.133573           43,845         0.00%    47.37%
    2002 ............................       0.80%    4,648     11.626571           54,040         0.00%   -34.22%
    2001 ............................       0.80%    4,749     17.675000           83,939         0.00%   -16.68%
    2000 ............................       0.80%    5,111     21.214019          108,425         0.00%   -18.76%
    1999 ............................       0.80%    2,005     26.113570           52,358         0.00%    67.73%
  Dreyfus IP - Small Cap Stock Index
   Portfolio - Service Class
    2003 ............................       0.80%      239     10.434661            2,494         0.24%    36.68%
    2002 ............................       0.80%      145      7.634206            1,107         0.36%   -23.66% 5/1/02
  Dreyfus Socially Responsible
   Growth Fund, Inc.- Initial Shares
    2003 ............................       0.80%    5,564     21.830604          121,465         0.11%    25.00%
    2002 ............................       0.80%    7,194     17.464486          125,640         0.22%   -29.51%
    2001 ............................       0.80%    7,729     24.776659          191,499         0.06%   -23.20%
    2000 ............................       0.80%    9,490     32.259560          306,143         1.03%   -11.74%
    1999 ............................       0.80%    4,918     36.549891          179,752         0.02%    29.04%
  Dreyfus Stock Index Fund
    2003 ............................       0.80%   12,279     25.844217          317,341         1.44%    27.34%
    2002 ............................       0.80%   21,143     20.295193          429,101         1.35%   -22.98%
    2001 ............................       0.80%   21,028     26.351146          554,112         1.06%   -12.88%
    2000 ............................       0.80%   20,846     30.248565          630,562         1.05%   -10.00%
    1999 ............................       0.80%   20,349     33.609618          683,922         1.08%    19.64%
  Dreyfus VIF - Appreciation
   Portfolio - Initial Shares
    2003 ............................       0.80%    4,512     12.850022           57,979         1.53%    20.20%
    2002 ............................       0.80%    5,479     10.690124           58,571         1.24%   -17.38%
    2001 ............................       0.80%    4,603     12.938645           59,557         1.00%   -10.04%
    2000 ............................       0.80%    3,505     14.382034           50,409         0.23%    -1.44%
    1999 ............................       0.80%   17,060     14.591996          248,939         0.61%    10.57%
  Dreyfus VIF - Growth and Income
   Portfolio - Initial Shares
    2003 ............................       0.80%    2,300     12.281397           28,247         0.84%    25.56%
    2002 ............................       0.80%    2,251      9.781078           22,017         0.62%   -25.92%
    2001 ............................       0.80%    2,282     13.204070           30,132         0.53%    -6.60%
    2000 ............................       0.80%    1,094     14.137245           15,466         0.70%    -4.54%
    1999 ............................       0.80%      763     14.810164           11,300         0.60%    15.95%
  Federated Quality Bond
   Fund II - Primary Shares
    2003 ............................       0.80%      694     11.134037            7,727         3.27%     3.81%
    2002 ............................       0.80%      365     10.725195            3,915         0.00%     7.25% 5/1/02
  Fidelity(R) VIP - Equity-Income
   Portfolio: Initial Class
    2003 ............................       0.80%    4,262     40.389521          172,140         1.83%    29.29%
    2002 ............................       0.80%    9,056     31.238892          282,899         1.66%   -17.61%
    2001 ............................       0.80%    9,677     37.915521          366,908         1.73%    -5.72%
    2000 ............................       0.80%   10,090     40.214814          405,767         1.62%     7.56%
    1999 ............................       0.80%   10,575     37.388084          395,379         1.52%     5.48%

                                                                     (Continued)
                                       33

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                        CONTRACT                                            INVESTMENT
                                        EXPENSE                  UNIT         CONTRACT        INCOME          TOTAL
                                          RATE*     UNITS     FAIR VALUE   OWNERS' EQUITY     RATIO**       RETURN***
                                        --------   -------   -----------   --------------   ----------   ---------------
  Fidelity(R) VIP - Growth Portfolio:
   Initial Class
    2003 ............................       0.80%   13,346   $ 36.851094   $      491,815         0.28%    31.79%
    2002 ............................       0.80%   22,402     27.961807          626,400         0.25%   -30.66%
    2001 ............................       0.80%   25,393     40.327380        1,024,033         0.08%   -18.31%
    2000 ............................       0.80%   30,430     49.366480        1,502,222         0.10%   -11.69%
    1999 ............................       0.80%   20,570     55.899014        1,149,843         0.13%    36.34%
  Fidelity(R) VIP - High Income
   Portfolio: Initial Class
    2003 ............................       0.80%    1,833     24.464133           44,843         6.99%    26.25%
    2002 ............................       0.80%    2,075     19.377316           40,208        10.55%     2.62%
    2001 ............................       0.80%    2,732     18.882734           51,588        13.03%   -12.44%
    2000 ............................       0.80%    2,747     21.565326           59,240         8.22%   -23.09%
    1999 ............................       0.80%    3,951     28.039263          110,783         5.42%     7.29%
  Fidelity(R) VIP - Overseas
   Portfolio: Initial Class
    2003 ............................       0.80%    2,359     18.945840           44,693         0.80%    42.23%
    2002 ............................       0.80%    2,204     13.320811           29,359         0.75%   -20.92%
    2001 ............................       0.80%    2,382     16.843777           40,122         5.04%   -21.80%
    2000 ............................       0.80%    2,074     21.539183           44,672         1.43%   -19.75%
    1999 ............................       0.80%    1,611     26.840170           43,240         1.06%    41.49%
  Fidelity(R) VIP II - Asset Manager
   Portfolio: Initial Class
    2003 ............................       0.80%      218     26.285930            5,730         3.96%    17.04%
    2002 ............................       0.80%    1,923     22.459775           43,190         4.69%    -9.46%
    2001 ............................       0.80%    3,216     24.805237           79,774         4.18%    -4.86%
    2000 ............................       0.80%    3,341     26.071970           87,106         3.34%    -4.69%
    1999 ............................       0.80%    3,448     27.355020           94,320         3.34%    10.21%
  Fidelity(R) VIP II - Contrafund
   Portfolio: Initial Class
    2003 ............................       0.80%   13,582     24.162368          328,173         0.51%    27.44%
    2002 ............................       0.80%   27,430     18.959642          520,063         0.85%   -10.07%
    2001 ............................       0.80%   31,348     21.083066          660,912         0.77%   -12.95%
    2000 ............................       0.80%   31,245     24.218904          756,720         0.34%    -7.36%
    1999 ............................       0.80%   25,860     26.143948          676,082         0.42%    23.26%
  Fidelity(R) VIP III - Growth
   Opportunities Portfolio: Initial
    Class
    2003 ............................       0.80%      835      9.776597            8,163         0.54%    28.84%
    2002 ............................       0.80%      968      7.588268            7,345         1.03%   -22.47%
    2001 ............................       0.80%    1,098      9.787292           10,746         0.42%   -15.11%
    2000 ............................       0.80%    1,487     11.528985           17,144         1.05%   -17.72%
    1999 ............................       0.80%      920     14.012663           12,892         0.81%     3.44%
  Fidelity(R) VIP III - Value
   Strategies Portfolio: Service
    Class
    2003 ............................       0.80%       94     11.692079            1,099         0.00%    56.53%
  Gartmore GVIT Global Financial
   Services Fund - Class I
    2003 ............................       0.80%       64     12.092670              774         1.23%    40.33%
  Gartmore GVIT Global Health
   Sciences Fund - Class I
    2003 ............................       0.80%      353     11.249287            3,971         0.00%    35.61%
    2002 ............................       0.80%      260      8.295539            2,157         0.00%   -17.04% 5/1/02
  Gartmore GVIT Government Bond
   Fund - Class I
    2003 ............................       0.80%   55,240     23.180734        1,280,504         3.10%     1.19%
    2002 ............................       0.80%   81,185     22.908666        1,859,840         4.41%    10.10%
    2001 ............................       0.80%   90,403     20.807253        1,881,038         5.04%     6.40%
    2000 ............................       0.80%   84,317     19.556523        1,648,947         5.72%    11.65%
    1999 ............................       0.80%   97,069     17.516435        1,700,303         5.31%    -3.13%
  Gartmore GVIT Growth Fund - Class I
    2003 ............................       0.80%  152,521     15.849998        2,417,458         0.02%    31.68%
    2002 ............................       0.80%  192,691     12.036520        2,319,329         0.00%   -29.29%
    2001 ............................       0.80%  205,499     17.022307        3,498,067         0.00%   -28.71%
    2000 ............................       0.80%  209,596     23.877962        5,004,725         0.19%   -27.12%
    1999 ............................       0.80%  237,180     32.761545        7,770,383         0.64%     3.45%
  Gartmore GVIT ID Aggressive Fund
    2003 ............................       0.80%    1,157     10.818285           12,517         1.99%    30.82%
    2002 ............................       0.80%      379      8.269753            3,134         1.40%   -17.30% 1/25/02

                                        CONTRACT                                            INVESTMENT
                                        EXPENSE                  UNIT         CONTRACT        INCOME          TOTAL
                                          RATE*     UNITS     FAIR VALUE   OWNERS' EQUITY     RATIO**       RETURN***
                                        --------   -------   -----------   --------------   ----------   ---------------
  Gartmore GVIT ID Conservative Fund
    2003 ............................       0.80%      125   $ 10.678769   $        1,335         2.40%     7.05%
    2002 ............................       0.80%       13      9.975795              130         1.56%    -0.24% 1/25/02
  Gartmore GVIT ID Moderate Fund
    2003 ............................       0.80%    3,903     10.804715           42,171         2.26%    19.10%
    2002 ............................       0.80%      497      9.072331            4,509         0.94%    -9.28% 1/25/02
  Gartmore GVIT ID Moderately
   Aggressive Fund
    2003 ............................       0.80%    4,499     10.833658           48,741         1.38%    25.64%
    2002 ............................       0.80%    2,363      8.623105           20,376         2.03%   -13.77% 1/25/02
  Gartmore GVIT ID Moderately
   Conservative Fund
    2003 ............................       0.80%    2,266     10.795210           24,462         2.14%    12.79%
    2002 ............................       0.80%   14,546      9.570814          139,217         1.34%    -4.29% 1/25/02
  Gartmore GVIT Money Market
   Fund - Class I
    2003 ............................       0.80%   10,547     15.008153          158,291         0.62%    -0.18%
    2002 ............................       0.80%   52,449     15.035122          788,577         1.18%     0.40%
    2001 ............................       0.80%   53,446     14.974957          800,352         3.66%     2.77%
    2000 ............................       0.80%   44,405     14.571330          647,040         5.65%     5.18%
    1999 ............................       0.80%   38,841     13.853330          538,077         2.06%     4.01%
  Gartmore GVIT Nationwide(R) Leaders
   Fund - Class I
    2003 ............................       0.80%      773     10.457551            8,084         0.02%    24.39%
    2002 ............................       0.80%       48      8.407288              404         1.47%   -15.93% 5/1/02
  Gartmore GVIT Small Cap Value
   Fund - Class I
    2003 ............................       0.80%   10,212     17.129814          174,930         0.00%    55.61%
    2002 ............................       0.80%   14,458     11.008455          159,160         0.01%   -27.74%
    2001 ............................       0.80%   13,864     15.235359          211,223         0.04%    27.25%
    2000 ............................       0.80%    6,867     11.972833           82,217         0.00%    10.32%
    1999 ............................       0.80%    3,128     10.852975           33,948         0.00%    26.82%
  Gartmore GVIT Small Company
   Fund - Class I
    2003 ............................       0.80%    6,974     26.603797          185,535         0.00%    39.89%
    2002 ............................       0.80%    9,011     19.017572          171,367         0.00%   -17.99%
    2001 ............................       0.80%    9,305     23.188796          215,772         0.10%    -7.45%
    2000 ............................       0.80%    9,383     25.056031          235,101         0.03%     8.03%
    1999 ............................       0.80%    3,052     23.192622           70,784         0.00%    42.87%
  Gartmore GVIT Total Return
   Fund - Class I
    2003 ............................       0.80%  297,949     30.907637        9,208,900         0.56%    26.50%
    2002 ............................       0.80%  376,413     24.433418        9,197,056         0.86%   -18.01%
    2001 ............................       0.80%  418,936     29.801440       12,484,896         0.74%   -12.53%
    2000 ............................       0.80%  447,240     34.069071       15,237,051         0.62%    -2.90%
    1999 ............................       0.80%  533,407     35.085217       18,714,700         0.66%     6.09%
  Gartmore GVIT U.S. Growth Leaders
   Fund - Class I
    2003 ............................       0.80%      214     12.349314            2,643         0.00%    50.93%
    2002 ............................       0.80%      139      8.182356            1,137         0.00%   -18.18% 5/1/02
  Neuberger Berman AMT - Balanced
   Portfolio
    2003 ............................       0.80%   31,923     20.238242          646,065         1.74%    15.35%
    2002 ............................       0.80%   42,845     17.544840          751,709         2.58%   -17.81%
    2001 ............................       0.80%   51,942     21.347054        1,108,809         1.79%   -14.05%
    2000 ............................       0.80%   55,909     24.837871        1,388,661         1.93%    -5.31%
    1999 ............................       0.80%   65,636     26.229633        1,721,608         1.50%    32.50%
  Neuberger Berman AMT - Growth
   Portfolio
    2003 ............................       0.80%    5,096     20.381526          103,864         0.00%    30.35%
    2002 ............................       0.80%    7,108     15.635481          111,137         0.00%   -31.71%
    2001 ............................       0.80%    7,625     22.896752          174,588         0.00%   -30.92%
    2000 ............................       0.80%    8,236     33.145055          272,983         0.00%   -12.36%
    1999 ............................       0.80%    2,782     37.818375          105,211         0.00%    49.20%
  Neuberger Berman AMT - Guardian
   Portfolio
    2003 ............................       0.80%    2,356      9.928356           23,391         0.92%    30.71%
    2002 ............................       0.80%    2,908      7.595581           22,088         0.74%   -27.04%
    2001 ............................       0.80%    3,152     10.409898           32,812         0.31%    -2.30%
    2000 ............................       0.80%    1,182     10.654639           12,594         1.19%     0.33%
    1999 ............................       0.80%      123     10.619652            1,306         0.00%    14.02%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                        CONTRACT                                            INVESTMENT
                                        EXPENSE                  UNIT         CONTRACT        INCOME          TOTAL
                                          RATE*     UNITS     FAIR VALUE   OWNERS' EQUITY     RATIO**       RETURN***
                                        --------   -------   -----------   --------------   ----------   ---------------
  Neuberger Berman AMT - Limited
   Maturity Bond Portfolio
    2003 ............................       0.80%      563   $ 18.158640   $       10,223         5.58%     1.61%
    2002 ............................       0.80%      297     17.871272            5,308         4.08%     4.50%
    2001 ............................       0.80%      200     17.101800            3,420         6.57%     7.91%
    2000 ............................       0.80%      209     15.848178            3,312         7.89%     5.94%
    1999 ............................       0.80%      271     14.959827            4,054         2.95%     0.67%
  Neuberger Berman AMT - Partners
   Portfolio
    2003 ............................       0.80%    2,340     24.324378           56,919         0.00%    34.01%
    2002 ............................       0.80%    3,850     18.150798           69,881         0.52%   -24.75%
    2001 ............................       0.80%    4,637     24.119941          111,844         0.37%    -3.61%
    2000 ............................       0.80%    4,486     25.022294          112,250         0.74%    -0.10%
    1999 ............................       0.80%    5,137     25.046437          128,664         1.20%     6.51%
  Oppenheimer Bond Fund/VA - Initial
   Class
    2003 ............................       0.80%    1,357     22.815950           30,961         4.31%     5.93%
    2002 ............................       0.80%      556     21.538984           11,976         4.55%     8.21%
    2001 ............................       0.80%      582     19.904727           11,585         7.31%     6.92%
    2000 ............................       0.80%      563     18.615856           10,481         5.22%     5.26%
    1999 ............................       0.80%      263     17.686402            4,652         6.77%    -2.30%
  Oppenheimer Capital Appreciation
   Fund/VA - Initial Class
    2003 ............................       0.80%   11,674     14.618573          170,657         0.39%    29.90%
    2002 ............................       0.80%   20,110     11.253616          226,310         0.58%   -27.44%
    2001 ............................       0.80%   20,403     15.509895          316,448         0.60%   -13.28%
    2000 ............................       0.80%   18,201     17.884539          325,516         0.10%    -1.02%
    1999 ............................       0.80%    4,757     18.069110           85,955         0.09%    40.53%
  Oppenheimer Global Securities
   Fund/VA - Initial Class
    2003 ............................       0.80%    2,872     29.065271           83,475         0.92%    41.88%
    2002 ............................       0.80%    6,403     20.485514          131,169         0.55%   -22.76%
    2001 ............................       0.80%    7,188     26.520512          190,629         0.70%   -12.74%
    2000 ............................       0.80%    7,110     30.393395          216,097         0.29%     4.26%
    1999 ............................       0.80%    6,515     29.152831          189,931         0.55%    57.22%
  Oppenheimer Multiple Strategies
   Fund/VA - Initial Class
    2003 ............................       0.80%      255     29.695890            7,572         2.90%    23.96%
    2002 ............................       0.80%    1,700     23.955594           40,725         2.72%   -11.12%
    2001 ............................       0.80%    1,227     26.951432           33,069         3.00%     1.40%
    2000 ............................       0.80%    1,909     26.579650           50,741         1.69%     5.59%
    1999 ............................       0.80%      433     25.171538           10,899         3.19%    10.91%
  Strong Opportunity Fund II, Inc.
    2003 ............................       0.80%    2,775     40.347502          111,964         0.08%    35.92%
    2002 ............................       0.80%    3,566     29.685674          105,859         0.40%   -27.40%
    2001 ............................       0.80%    3,893     40.890795          159,188         0.58%    -4.48%
    2000 ............................       0.80%    4,133     42.709091          176,517         0.00%     5.51%
    1999 ............................       0.80%    4,055     40.478200          164,139         0.00%    33.83%
  Strong VIF - Strong Discovery
   Fund II
    2003 ............................       0.80%    1,063     26.133664           27,780         0.00%    38.32%
    2002 ............................       0.80%    1,629     18.893884           30,778         0.00%   -12.72%
    2001 ............................       0.80%    1,571     21.646818           34,007         0.62%     3.25%
    2000 ............................       0.80%    1,659     20.965624           34,782         0.00%     3.57%
    1999 ............................       0.80%    1,306     20.243703           26,438         0.00%     4.25%
  Strong VIF - Strong International
   Stock Fund II
    2002 ............................       0.80%    2,043      5.696130           11,637         3.13%   -27.13%
    2001 ............................       0.80%    1,746      7.816872           13,648         0.00%   -22.76%
    2000 ............................       0.80%    1,619     10.120684           16,385         0.00%   -40.00%
    1999 ............................       0.80%    6,083     16.868902          102,614         0.05%    85.71%
  Van Eck WIT - Worldwide Bond Fund
    2003 ............................       0.80%      729     18.848928           13,741         1.36%    17.22%
    2002 ............................       0.80%    1,163     16.079714           18,701         0.00%    20.69%
    2001 ............................       0.80%       96     13.323421            1,279         4.94%    -5.86%
    2000 ............................       0.80%      127     14.152095            1,797         4.59%     1.06%
    1999 ............................       0.80%      120     14.003753            1,680         3.91%    -8.56%

                                        CONTRACT                                            INVESTMENT
                                        EXPENSE                  UNIT         CONTRACT        INCOME          TOTAL
                                          RATE*     UNITS     FAIR VALUE   OWNERS' EQUITY     RATIO**       RETURN***
                                        --------   -------   -----------   --------------   ----------   ---------------
  Van Eck WIT - Worldwide Emerging
   Markets Fund
    2003 ............................       0.80%    3,720   $  9.497431   $       35,330         0.12%    52.96%
    2002 ............................       0.80%    5,445      6.209058           33,808         0.18%    -3.68%
    2001 ............................       0.80%    5,131      6.445985           33,074         0.00%    -2.60%
    2000 ............................       0.80%    4,564      6.617911           30,204         0.00%   -42.33%
    1999 ............................       0.80%    2,253     11.474995           25,853         0.00%    98.69%
  Van Eck WIT - Worldwide Hard
   Assets Fund
    2003 ............................       0.80%      560     19.968787           11,183         0.43%    43.92%
    2002 ............................       0.80%      554     13.874595            7,687         0.46%    -3.61%
    2001 ............................       0.80%      204     14.394005            2,936         1.33%   -11.16%
    2000 ............................       0.80%      291     16.202633            4,715         1.20%    10.52%
    1999 ............................       0.80%      388     14.660557            5,688         1.50%    20.04%
  Van Kampen UIF - Emerging Markets
   Debt Portfolio
    2003 ............................       0.80%    1,482     14.874690           22,044         0.00%    26.85%
    2002 ............................       0.80%    1,397     11.726545           16,382        11.10%     8.35%
    2001 ............................       0.80%      375     10.822665            4,058        14.44%     9.22%
    2000 ............................       0.80%       88      9.909218              872        11.18%    10.50%
    1999 ............................       0.80%       80      8.967304              717        24.23%    28.35%
  Van Kampen UIF - U.S. Real Estate
   Portfolio
    2003 ............................       0.80%    2,356     28.319843           66,722         0.00%    36.42%
    2002 ............................       0.80%    4,072     20.759770           84,534         3.66%    -1.58%
    2001 ............................       0.80%    3,039     21.092541           64,100         4.46%     8.96%
    2000 ............................       0.80%    2,197     19.357784           42,529         6.65%     4.08%
    1999 ............................       0.80%      857     15.237208           13,058         7.76%    -4.14%

Contract Owners' Equity Total By Year

  2003 .................................................................   $   23,824,936
                                                                           ==============
  2002 .................................................................   $   20,451,328
                                                                           ==============
  2001 .................................................................   $   25,242,335
                                                                           ==============
  2000 .................................................................   $   30,326,991
                                                                           ==============
  1999 .................................................................   $   35,759,604
                                                                           ==============

  * This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

================================================================================

================================================================================

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide VLI Separate Account-3:

        We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-3 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP
Columbus, Ohio
February 20, 2004

================================================================================

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

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